Document and Entity Information	12 Months Ended
Mar. 31, 2010
Document and Entity Informarion [Abstract]
Entity Registrant Name	KOMATSU LTD.
Entity Central Index Key	0000056594
Document Type	20-F
Document Period End Date	2010-03-31
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	968,039,976

Consolidated Balance Sheets In Thousands	12 Months Ended
	Mar. 31, 2010 USD ( $)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Current assets
Cash and cash equivalents (Note 10)	$ 886,333	¥ 90,563,000	¥ 82,429,000
Time deposits	12,172	44,000	1,132,000
Trade notes and accounts receivable, less allowance for doubtful receivables of 14,941 million ( $160,656 thousand) in 2010 and 15,330 million in 2009 (Notes 1, 5 and 26)	4,813,903	373,901,000	447,693,000
Inventories (Notes 1 and 6)	4,262,538	507,357,000	396,416,000
Deferred income taxes and other current assets (Notes 1, 7, 10, 16, 20, 21, 22, 24 and 26)	1,209,151	131,374,000	112,451,000
Total current assets	11,184,097	1,103,239,000	1,040,121,000
Long-term trade receivables (Note 5)	1,623,355	102,969,000	150,972,000
Investments
Investments in and advances to affiliated companies (Notes 1 and 8)	258,086	19,249,000	24,002,000
Investment securities (Notes 1, 7, 21 and 22)	650,183	53,854,000	60,467,000
Other	25,795	12,017,000	2,399,000
Total investments	934,064	85,120,000	86,868,000
Property, plant and equipment-less accumulated depreciation (Notes 1, 9, 10 and 17)	5,646,237	525,462,000	525,100,000
Goodwill (Notes 1 and 11)	317,957	28,661,000	29,570,000
Other intangible assets (Notes 1 and 11)	663,753	60,346,000	61,729,000
Deferred income taxes and other assets (Notes 1, 16, 20, 21, 22 and 26)	695,645	63,262,000	64,695,000
Total Assets	21,065,108	1,969,059,000	1,959,055,000
Current liabilities
Short-term debt (Note 12)	1,327,290	220,087,000	123,438,000
Current maturities of long-term debt (Notes 10, 12, 17 and 21)	1,139,312	87,662,000	105,956,000
Trade notes, bills and accounts payable	2,226,065	214,375,000	207,024,000
Income taxes payable (Note 16)	236,602	10,818,000	22,004,000
Deferred income taxes and other current liabilities (Notes 1, 16, 20, 21, 22 and 24)	1,971,226	199,345,000	183,324,000
Total current liabilities	6,900,495	732,287,000	641,746,000
Long-term liabilities
Long-term debt (Notes 10, 12, 17 and 21)	3,838,548	292,106,000	356,985,000
Liability for pension and retirement benefits (Notes 1 and 13)	498,430	53,822,000	46,354,000
Deferred income taxes and other liabilities (Notes 1, 16, 20, 21,and 22)	399,689	42,510,000	37,171,000
Total long-term liabilities	4,736,667	388,438,000	440,510,000
Total liabilities	11,637,162	1,120,725,000	1,082,256,000
Commitments and contingent liabilities (Note 19)
Common stock:
Authorized 3,955,000,000 shares in 2010 and 2009 Issued 998,744,060 shares in 2010 and 2009 Outstanding 968,039,976 shares in 2010 and 967,822,292 shares in 2009	729,785	67,870,000	67,870,000
Capital surplus	1,509,903	140,092,000	140,421,000
Retained earnings:
Appropriated for legal reserve	343,903	28,472,000	31,983,000
Unappropriated	7,785,914	719,222,000	724,090,000
Accumulated other comprehensive income (loss) (Notes 1, 7, 13 and 15)	(1,028,323)	(105,744,000)	(95,634,000)
Treasury stock at cost, 30,704,084 shares in 2010 and 30,921,768 shares in 2009 (Notes 14)	(373,709)	(34,971,000)	(34,755,000)
Total Komatsu Ltd. shareholders' equity	8,967,473	814,941,000	833,975,000
Noncontrolling interests	460,473	33,393,000	42,824,000
Total equity	9,427,946	848,334,000	876,799,000
Total Liabilities and Shareholders' Equity	$ 21,065,108	¥ 1,969,059,000	¥ 1,959,055,000

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2009	Mar. 31, 2009 JPY ( ¥)
Current assets
Trade notes and accounts receivable, allowance for doubtful receivables	¥ 14,941,000	$ 160,656		¥ 15,330,000
Common stock:
Common stock, shares authorized		3,955,000,000	3,955,000,000
Common stock, shares issued		998,744,060	998,744,060
Common stock, shares outstanding		968,039,976	967,822,292
Treasury stock at cost, shares		30,704,084	30,921,768

Consolidated Statements of Income In Thousands, except Per Share data	12 Months Ended
	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2008 JPY ( ¥)
Consolidated Statements of Income [Abstract]
Net sales (Notes 1 and 8)	$ 15,393,161	¥ 1,431,564,000	¥ 2,021,743,000	¥ 2,243,023,000
Cost of sales (Notes 17 and 25)	11,844,720	1,101,559,000	1,510,408,000	1,590,963,000
Selling, general and administrative expenses (Notes 17 and 25)	2,680,495	249,286,000	322,677,000	317,474,000
Impairment loss on long-lived assets (Note 1, 9 and 25)	35,828	3,332,000	16,414,000	2,447,000
Impairment loss on goodwill (Note 1 and 11)	0		2,003,000	2,870,000
Other operating income (expenses), net (Note 25)	(111,312)	(10,352,000)	(18,293,000)	3,581,000
Operating income	720,806	67,035,000	151,948,000	332,850,000
Other income (expenses), net (Note 25)	(22,107)	(2,056,000)	(23,166,000)	(10,640,000)
Interest and dividend income	66,215	6,158,000	8,621,000	10,265,000
Interest expense	(91,419)	(8,502,000)	(14,576,000)	(16,699,000)
Other, net	3,097	288,000	(17,211,000)	(4,206,000)
Income from continuing operations before income taxes and equity in earnings of affiliated companies	698,699	64,979,000	128,782,000	322,210,000
Income taxes (Notes 1 and 16)
Current	351,849	32,722,000	60,511,000	104,142,000
Deferred	(79,118)	(7,358,000)	(18,218,000)	11,652,000
Total	272,731	25,364,000	42,293,000	115,794,000
Income from continuing operations before equity in earnings of affiliated companies	425,968	39,615,000	86,489,000	206,416,000
Equity in earnings of affiliated companies	17,075	1,588,000	396,000	6,845,000
Income from continuing operations	443,043	41,203,000	86,885,000	213,261,000
Income from discontinued operations less applicable income taxes (Note 4)				4,967,000,000
Net income	443,043	41,203,000	86,885,000	218,228,000
Less net income attributable to noncontrolling interests	(82,194)	(7,644,000)	(8,088,000)	(9,435,000)
Net income attributable to Komatsu Ltd.	$ 360,849	¥ 33,559,000	¥ 78,797,000	¥ 208,793,000
Income from continuing operations attributable to Komatsu Ltd.:
Basic	$ 37.28	¥ 34.67	¥ 79.95	¥ 204.88
Diluted	$ 37.26	¥ 34.65	¥ 79.89	¥ 204.61
Income from discontinued operations attributable to Komatsu Ltd.:
Basic				¥ 4.99
Diluted				¥ 4.98
Net income attributable to Komatsu Ltd.:
Basic	$ 37.28	¥ 34.67	¥ 79.95	¥ 209.87
Diluted	$ 37.26	¥ 34.65	¥ 79.89	¥ 209.59
Cash dividends per share (Note 1)	$ 27.96	¥ 26	¥ 44	¥ 38

Consolidated Statements of Equity In Thousands	Total Komatsu Ltd. shareholders' equity JPY ( ¥)	Total Komatsu Ltd. shareholders' equity USD ( $)	Common stock JPY ( ¥)	Common stock USD ( $)	Capital surplus JPY ( ¥)	Capital surplus USD ( $)	Treasury stock JPY ( ¥)	Treasury stock USD ( $)	Retained earnings, Appropriated for legal reserve USD ( $)	Retained earnings, Appropriated for legal reserve JPY ( ¥)	Unappropriated Retained earnings USD ( $)	Unappropriated Retained earnings JPY ( ¥)	Accumulated other comprehensive income (loss) JPY ( ¥)	Accumulated other comprehensive income (loss) USD ( $)	Non-controlling interests USD ( $)	Non-controlling interests JPY ( ¥)	Total USD ( $)	Total JPY ( ¥)
Balance, beginning of year at Mar. 31, 2007	¥ 776,717,000		¥ 67,870,000		¥ 137,155,000		¥ (3,526,000)			¥ 24,267,000		¥ 517,450,000	¥ 33,501,000			¥ 19,774,000		¥ 796,491,000
Cash dividends	(37,810,000)											(37,810,000)				(4,156,000)		(41,966,000)
Transfer to retained earnings appropriated for legal reserve										2,447,000		(2,447,000)
Other changes																7,416,000		7,416,000
Comprehensive income (loss)
Net income	208,793,000											208,793,000				9,435,000		218,228,000
Other comprehensive income (loss), for the period, net of tax (Note15)
Foreign currency translation adjustments	(43,661,000)												(43,661,000)			(2,225,000)		(45,886,000)
Net unrealized holding gains (losses) on securities available for sale	(15,071,000)												(15,071,000)			(7,000)		(15,078,000)
Pension liability adjustments	(3,908,000)												(3,908,000)			2,000		(3,906,000)
Net unrealized holding gains (losses) on derivative instruments	360,000												360,000					360,000
Comprehensive income	146,513,000															7,205,000		153,718,000
Issuance and exercise of stock acquisition rights (Notes 1 and 14)	598,000				598,000													598,000
Purchase of treasury stock	(340,000)						(340,000)											(340,000)
Sales of treasury stock	1,448,000				417,000		1,031,000											1,448,000
Balance, end of year at Mar. 31, 2008	887,126,000		67,870,000		138,170,000		(2,835,000)			26,714,000		685,986,000	(28,779,000)			30,239,000		917,365,000
Cash dividends	(43,803,000)											(43,803,000)				(3,939,000)		(47,742,000)
Transfer to retained earnings appropriated for legal reserve										1,758,000		(1,758,000)
Other changes																3,335,000		3,335,000
Comprehensive income (loss)
Net income	78,797,000											78,797,000				8,088,000		86,885,000
Other comprehensive income (loss), for the period, net of tax (Note15)
Foreign currency translation adjustments	(49,695,000)												(49,695,000)			(4,333,000)		(54,028,000)
Net unrealized holding gains (losses) on securities available for sale	(16,090,000)												(16,090,000)			4,000		(16,086,000)
Pension liability adjustments	(10,027,000)												(10,027,000)			(1,000)		(10,028,000)
Net unrealized holding gains (losses) on derivative instruments	(1,153,000)												(1,153,000)					(1,153,000)
Comprehensive income	1,832,000															3,758,000		5,590,000
Issuance and exercise of stock acquisition rights (Notes 1 and 14)	352,000				352,000													352,000
Purchase of treasury stock	(33,090,000)						(33,090,000)											(33,090,000)
Sales of treasury stock	2,524,000				1,570,000		954,000											2,524,000
Balance, end of year at Mar. 31, 2009	814,941,000	8,762,807	67,870,000	729,785	140,092,000	1,506,366	(34,971,000)	(376,032)	306,151	28,472,000	7,733,570	719,222,000	(105,744,000)	(1,137,033)	359,065	33,393,000	9,121,872	848,334,000
Cash dividends	(25,180,000)	(270,753)									(270,753)	(25,180,000)			(36,216)	(3,368,000)	(306,969)	(28,548,000)
Transfer to retained earnings appropriated for legal reserve									37,752	3,511,000	(37,752)	(3,511,000)
Other changes															27,214	2,531,000	27,214	2,531,000
Comprehensive income (loss)
Net income	33,559,000	360,849									360,849	33,559,000			82,194	7,644,000	443,043	41,203,000
Other comprehensive income (loss), for the period, net of tax (Note15)
Foreign currency translation adjustments	(904,000)	(9,720)											(904,000)	(9,720)	20,398	1,897,000	10,678	993,000
Net unrealized holding gains (losses) on securities available for sale	5,480,000	58,925											5,480,000	58,925			58,925	5,480,000
Pension liability adjustments	4,920,000	52,903											4,920,000	52,903	22	2,000	52,925	4,922,000
Net unrealized holding gains (losses) on derivative instruments	614,000	6,602											614,000	6,602	7,796	725,000	14,398	1,339,000
Comprehensive income	43,669,000	469,559													110,410	10,268,000	579,969	53,937,000
Issuance and exercise of stock acquisition rights (Notes 1 and 14)	413,000	4,441			413,000	4,441											4,441	413,000
Purchase of treasury stock	(40,000)	(430)					(40,000)	(430)									(430)	(40,000)
Sales of treasury stock	172,000	1,849			(84,000)	(904)	256,000	2,753									1,849	172,000
Balance, end of year at Mar. 31, 2010	¥ 833,975,000	$ 8,967,473	¥ 67,870,000	$ 729,785	¥ 140,421,000	$ 1,509,903	¥ (34,755,000)	$ (373,709)	$ 343,903	¥ 31,983,000	$ 7,785,914	¥ 724,090,000	¥ (95,634,000)	$ (1,028,323)	$ 460,473	¥ 42,824,000	$ 9,427,946	¥ 876,799,000

Consolidated Statements of Cash Flows In Thousands	12 Months Ended
	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2008 JPY ( ¥)
Operating activities
Net income	$ 443,043	¥ 41,203,000	¥ 86,885,000	¥ 218,228,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	981,925	91,319,000	98,354,000	75,664,000
Deferred income taxes	(79,118)	(7,358,000)	(18,218,000)	15,016,000
Net loss (gain) from sale of investment securities and subsidiaries	(7,301)	(679,000)	3,543,000	(8,045,000)
Net gain on sale of property	(4,011)	(373,000)	(269,000)	(3,169,000)
Loss on disposal of fixed assets	24,129	2,244,000	5,561,000	3,313,000
Impairment loss on long-lived assets	35,828	3,332,000	16,414,000	2,447,000
Impairment loss on goodwill	0		2,003,000	2,870,000
Pension and retirement benefits, net	(592)	(55,000)	3,378,000	(10,782,000)
Changes in assets and liabilities:
Decrease (increase) in trade receivables	(768,376)	(71,459,000)	103,355,000	(83,855,000)
Decrease (increase) in inventories	1,265,666	117,707,000	(22,307,000)	(65,884,000)
Increase (decrease) in trade payables	(89,828)	(8,354,000)	(148,655,000)	12,586,000
Increase (decrease) in income taxes payable	121,624	11,311,000	(40,507,000)	(2,913,000)
Other, net	35,731	3,323,000	(10,762,000)	5,509,000
Net cash provided by operating activities	1,958,720	182,161,000	78,775,000	160,985,000
Investing activities
Capital expenditures	(993,559)	(92,401,000)	(145,670,000)	(117,571,000)
Proceeds from sale of property	120,559	11,212,000	6,414,000	19,425,000
Proceeds from sale of available for sale investment securities	10,806	1,005,000	703,000	601,000
Purchases of available for sale investment securities	(51,892)	(4,826,000)	(6,785,000)	(4,663,000)
Proceeds from sale of subsidiaries, net of cash disposed	7,108	661,000		16,372,000
Acquisition of subsidiaries and equity investees, net of cash acquired	11,903	1,107,000	(223,000)	(42,717,000)
Collection of loan receivables	124,290	11,559,000	7,736,000	7,778,000
Disbursement of loan receivables	(7,172)	(667,000)	(6,381,000)	(6,315,000)
Decrease in time deposits, net	(6,634)	(617,000)	(1,162,000)	(1,092,000)
Net cash used in investing activities	(784,591)	(72,967,000)	(145,368,000)	(128,182,000)
Financing activities
Proceeds from long-term debt	1,673,559	155,641,000	129,327,000	82,791,000
Repayments on long-term debt	(785,505)	(73,052,000)	(88,058,000)	(48,868,000)
Increase (decrease) in short-term debt, net	(1,495,344)	(139,067,000)	127,589,000	634,000
Repayments of capital lease obligations	(335,914)	(31,240,000)	(30,770,000)	(15,168,000)
Sale (purchase) of treasury stock, net	1,419	132,000	(32,685,000)	691,000
Dividends paid	(270,753)	(25,180,000)	(43,803,000)	(37,810,000)
Other, net	(38,677)	(3,597,000)	(4,381,000)	308,000
Net cash provided by (used in) financing activities	(1,251,215)	(116,363,000)	57,219,000	(17,422,000)
Effect of exchange rate change on cash and cash equivalents	(10,376)	(965,000)	(2,073,000)	(5,570,000)
Net increase (decrease) in cash and cash equivalents	(87,462)	(8,134,000)	(11,447,000)	9,811,000
Cash and cash equivalents, beginning of year	973,795	90,563,000	102,010,000	92,199,000
Cash and cash equivalents, end of year	$ 886,333	¥ 82,429,000	¥ 90,563,000	¥ 102,010,000

Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2010
Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies [Abstract]
Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies
1. Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies
Description of Business
Komatsu Ltd. (“Company”) and subsidiaries (together “Komatsu”) primarily manufacture and market various types of construction, mining and utility equipment throughout the world. Komatsu is also engaged in the manufacture and sale of industrial machinery and others.
The consolidated net sales of Komatsu for the year ended March 31, 2010, consisted of the following: Construction, Mining and Utility Equipment — 88.6%, Industrial Machinery and Others — 11.4%.
Sales are made principally under the Komatsu brand name, and are almost entirely through sales subsidiaries and sales distributors. These subsidiaries and distributors are responsible for marketing and distribution and primarily sell to retail dealers in their geographical area. Of consolidated net sales for the year ended March 31, 2010, 77.4% were generated outside Japan, with 22.7% in the Americas, 8.9% in Europe and CIS, 18.9% in China, 20.9% in Asia (excluding Japan and China) and Oceania, and 6.0% in the Middle East and Africa.
The manufacturing operations of Komatsu are conducted primarily at plants in Japan, United States, Germany, United Kingdom, Sweden, Indonesia, Brazil, Italy, and China.
Basis of Financial Statement Presentation
The accompanying consolidated financial statements are prepared and presented in accordance with generally accepted accounting principals in the United States of America.
The accompanying consolidated financial statements are stated in Japanese yen, the currency of the country in which the Company is incorporated and principally operates. The translation of Japanese yen amounts into United States dollar amounts as of and for the year ended March 31, 2010, is included solely for the convenience of readers and has been made at the rate of ¥93 to  $1, the approximate rate of exchange prevailing at the Federal Reserve Bank of New York on March 31, 2010. Such translation should not be construed as a representation that Japanese yen amounts could be converted into United States dollars at the above or any other rate.
Summary of Significant Accounting Policies
(1) Consolidation and Investments in Affiliated Companies
The consolidated financial statements include the accounts of the Company and all of its majority-owned domestic and foreign subsidiaries, except for certain immaterial subsidiaries.
The accounts of any variable interest entities that must be consolidated under Financial Accounting Standards Board (“FASB”) Accounting Standard CodificationTM (“ASC”) 810, “Consolidation” because the Company has been determined to be the primary beneficiary, are included in the consolidated financial statements. The consolidated balance sheets as of March 31, 2010 and 2009, include assets of ¥29,601 million ( $318,290 thousand) and ¥32,866 million, respectively, of consolidated variable interest entities, which engage in equipment leasing in Europe. The majority of these assets are trade notes and accounts receivable, and long-term trade receivables.
Investments in 20 to 50% owned affiliated companies whereby Komatsu has the ability to exercise significant influence over the operational and financial policies of a company are accounted for by the equity method.
(2) Foreign Currency Translation and Transactions
Assets and liabilities of foreign operations are translated at the exchange rates in effect at each fiscal year-end, and income and expenses of foreign operations are translated at the average rates of exchange prevailing during each fiscal year in consolidating the financial statements of overseas subsidiaries. The resulting translation adjustments are included as a separate component of accumulated other comprehensive income (loss) in the accompanying consolidated financial statements. All foreign currency transaction gains and losses are included in other income (expenses) in the period incurred.
(3) Allowance for Doubtful Trade Receivables
Komatsu records allowance for doubtful receivables as the best estimate of the amount of probable credit losses in Komatsu’s existing receivables. The amount is determined based on historical experience, credit information of individual customers, and assessment of overdue receivables. An additional allowance for individual receivable is recorded when Komatsu becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings or deterioration of the customer’s business performance. The amount of estimated credit losses is further adjusted to reflect changes in customer circumstances.
(4) Inventories
Inventories are stated at the lower of cost or market. Komatsu determines cost of work in process and finished products using the specific identification method based on actual costs accumulated under a job-order cost system. The cost of finished parts is determined principally using the first-in first-out method. Cost of materials and supplies is stated at average cost.
(5) Investment Securities
Komatsu’s investments in debt and marketable equity securities are categorized as available-for-sale securities which are stated at fair value. Changes in fair values are included as a separate component of accumulated other comprehensive income (loss) in the accompanying consolidated financial statements.
Unrealized losses on marketable securities are charged against net earnings when a decline in market value below initial cost is determined to be other than temporary based primarily on the financial condition and near term prospects of the issuer and the extent and length of the time of the decline.
In assessing other-than-temporary impairment of investment securities which are stated at cost, Komatsu considers the financial condition and prospects of each investee company and other relevant factors. Impairment to be recognized is measured based on the amount by which the carrying amount of the investment securities exceeds its estimated fair value which is determined using discounted cash flows or other valuation techniques considered appropriate.
(6) Property, Plant and Equipment, and Related Depreciation
Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation is computed principally using the declining-balance method at rates based on the estimated useful lives of the assets. The weighted average depreciation periods are 23 years for buildings and 9 years for machinery and equipment. Effective rates of depreciation for buildings, machinery and equipment for the years ended March 31, 2010, 2009 and 2008, were as follows:

	2010	2009	2008
Buildings	9%	9%	9%
Machinery and equipment	23%	25%	26%
Certain leased machinery and equipment are accounted for as capital leases. The aggregate cost included in property, plant and equipment and related accumulated amortization as of March 31, 2010 and 2009 were as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Aggregate cost	¥136,171	¥124,198	$1,464,204
Accumulated amortization	49,512	37,417	532,387
Accumulated amortization related to capital leases are included in accumulated depreciation.
Ordinary maintenance and repairs are charged to expense as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the costs of those properties and the related accumulated depreciation are relieved from the consolidated balance sheets and the differences between the costs of those properties and the related accumulated depreciation are recognized in other operating income (expenses) of the consolidated statements of income.
(7) Goodwill and Other Intangible Assets
Komatsu uses the acquisition method of accounting for business combinations. Goodwill is tested for impairment at least annually. Intangible assets with useful life are amortized over their respective estimated useful lives and reviewed for impairment whenever there is an indicator of possible impairment. An impairment loss would be recognized when the carrying amount of an asset or an asset group exceeds the estimated undiscounted cash flows expected to be generated by the asset or an asset group. The amount of the impairment loss to be recorded is determined by the difference between the fair value of the asset or an asset group using a discounted cash flow valuation model and carrying value. Any recognized intangible assets determined to have an indefinite useful life are not to be amortized, but instead tested for impairment annually based on its fair value until its life is determined to no longer be indefinite.
(8) Revenue Recognition
Komatsu recognizes revenue when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered for customers or dealers, (3) sales price is fixed or determinable, and (4) collectability is reasonably assured.
Revenue from sales of products including construction, mining and utility equipment and industrial machinery is recognized when title and risk of ownership is transferred to independently owned and operated customers or dealers, which occurs upon the attainment of customer acceptance or when installation is completed. The conditions of acceptance are governed by the terms of the contract or arrangement. For arrangements with multiple elements, which may include any combination of products, installation and maintenance, Komatsu allocates revenue to each element based on its relative fair value if such elements meet the criteria for treatment as a separate unit of accounting. When Komatsu enters into a separate contract to render transportation or technical advice, principally related to a sale of large-sized industrial machinery such as large presses, these service revenues are accounted for separately from the product sale and recognized at the completion of the service delivery specified in the contract.
Service revenues from repair and maintenance and from transportation are recognized at the completion of service delivery. Revenues from long-term fixed price maintenance contracts are recognized ratably over the contract period.
Certain consolidated subsidiaries rent construction equipment to customers. Rent revenue is recognized on a straight-line basis over the rental period.
Revenues are recorded net of discounts. In addition, taxes collected from customers and remitted to governmental authorities on revenue-producing transactions are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.
(9) Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
Komatsu uses a specific identification method to release the residual tax effects associated with components of accumulated other comprehensive income (loss) resulting from a change in tax law or rate.
If a tax position meets the more-likely-than-not recognition threshold based on the technical merits of the position, Komatsu recognizes the benefit of such position in the financial statements. The benefit of the tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement with appropriate taxing authority. For the years ended March 31, 2010, 2009 and 2008, Komatsu did not have material unrecognized tax benefits and thus, no significant interest and penalties related to unrecognized tax benefits were recognized.
(10) Product Warranties
Komatsu establishes a liability for estimated product warranty cost at the time of sale. Estimates for accrued product warranty cost are primarily based on historical experience and are classified as other current liabilities.
(11) Pension and Retirement Benefits
Komatsu recognizes the overfunded or underfunded status of the defined benefit plans as an asset or liability in the consolidated balance sheet, with a corresponding adjustment to accumulated other comprehensive income, net of tax.
Amortization of actuarial net gain or loss is included as a component of Komatsu’s net periodic pension cost for defined benefit plans for a year if, as of the beginning of the year, that unrecognized net gain or loss exceeds 10 percent of the greater of (1) the projected benefit obligation or (2) the fair value of that plan’s assets.
In such case, the amount of amortization recognized is the resulting excess divided by average remaining service period of active employees expected to receive benefits under the plan. The expected return on plan assets is determined based on the historical long-term rate of return on plan assets. The discount rate is determined based on the rates of return of high-quality fixed income investments currently available and expected to be available during the period to maturity of the pension benefits.
(12) Share-Based Compensation
Komatsu recognizes share-based compensation expense using the fair value method. Compensation expense is measured at grant-date fair value of the share-based award and charged to expense over the vesting period.
(13) Per Share Data
Basic net income attributable to Komatsu Ltd. per share has been computed by dividing net income attributable to Komatsu Ltd. by the weighted-average number of common shares outstanding during each fiscal year, after deducting treasury shares. Diluted net income attributable to Komatsu Ltd. per share reflects the potential dilution computed on the basis that all stock options were exercised (less the number of treasury shares assumed to be purchased from proceeds using the average market price of the Company’s common shares) to the extent that each is not antidilutive.
Dividends per share shown in the accompanying consolidated statements of income are based on dividends approved and paid in each fiscal year.
(14) Cash and Cash Equivalents
Cash and cash equivalents include highly liquid investments with an original maturity of three months or less at the date of purchase.
(15) Derivative Financial Instruments
Komatsu uses various derivative financial instruments to manage its interest rate and foreign exchange exposure.
All derivatives, including derivatives embedded in other financial instruments, are measured at fair value and recognized as either assets or liabilities on the consolidated balance sheet. Changes in the fair values of derivative instruments not designated or not qualifying as hedges and any ineffective portion of qualified hedges are recognized in earnings in the current period. Changes in the fair values of derivative instruments which qualify as fair value hedges are recognized in earnings, along with changes in the fair value of the hedged item. Changes in the fair value of the effective portions of cash flow hedges are reported in accumulated other comprehensive income (loss), and recognized in earnings when the hedged item is recognized in earnings.
(16) Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of
Long-lived assets and certain identifiable intangibles to be held and used by Komatsu are reviewed for impairment based on a cash flow analysis of the asset or an asset group whenever events or changes in circumstances indicate that the carrying amount of an asset or an asset group may not be recoverable. The assets to be held for use are considered to be impaired when estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition is less than their carrying amounts. The impairment losses are measured as the amount by which the carrying amount of the asset or an asset group exceeds the fair value. Long-lived assets and identifiable intangibles to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.
(17) Use of Estimates
Komatsu has made a number of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses presented in consolidated financial statements prepared in conformity with U.S. GAAP. Actual results could differ from the estimates and assumptions.
Komatsu has identified several areas where it believes estimates and assumptions are particularly critical to the financial statements. These are the determination of the useful lives of Property, Plant and Equipment, the allowance for doubtful receivables, impairment of long-lived assets and goodwill, pension liabilities and expenses, product warranty liabilities, fair value of financial instruments, realization of deferred tax assets, securitization of trade notes and accounts receivable, income tax uncertainties and other contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates.
(18) Recently Adopted Accounting Standards
In the fiscal year ended March 31, 2010, Komatsu adopted ASC 805, “Business Combinations”. ASC 805 establishes principles and requirements for how an acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in the acquiree and the goodwill acquired or gain from a bargain purchase. ASC 805 also establishes disclosure requirements to enable the evaluation of the nature and financial effects of the business combination. The adoption of ASC 805 did not have a material impact on our consolidated results of operations and financial condition.
In the fiscal year ended March 31, 2010, Komatsu adopted ASC 810, “Consolidation”. ASC 810 establishes accounting and reporting standards for the noncontrolling interests in a subsidiary and for the deconsolidation of a subsidiary. ASC 810 also establishes disclosure requirements that clearly identify and distinguish between the controlling and noncontrolling interests, and requires the separate disclosure of income attributable to controlling and noncontrolling interests. Komatsu has retrospectively applied the presentation and disclosure requirements of ASC 810.

Supplemental Cash Flow Information	12 Months Ended
Mar. 31, 2010
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
2. Supplemental Cash Flow Information
Additional cash flow information and noncash investing and financing activities for the years ended March 31, 2010, 2009 and 2008, are as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2010	2009	2008	2010
Additional cash flow information:
Interest paid	¥8,533	¥14,403	¥16,639	$91,753
Income taxes paid	9,797	111,508	110,674	105,344

Noncash investing and financing activities:
Capital lease obligations incurred	¥14,285	¥29,762	¥28,159	$153,602

Acquisition and Divestiture	12 Months Ended
Mar. 31, 2010
Acquisition and Divestiture [Abstract]
Acquisition and Divestiture
3. Acquisition and Divestiture
(1) Komatsu NTC Ltd.
On January 16, 2008, the Company decided to purchase additional shares of NIPPEI TOYAMA CORPORATION (it was renamed Komatsu NTC Ltd., hereinafter “NTC”) through a tender offer at ¥1,250 per share with the purpose of making NTC a wholly owned subsidiary of the Company. The purchase price was determined by comprehensively taking into consideration the market price of NTC common stock, NTC’s financial condition and future earnings prospects. As a result, the Company purchased 32,594,444 shares for ¥40,743 million in cash tendered in the period from January 22, 2008 through March 17, 2008. Prior to the acquisition, the Company held a 29.3% equity interest in NTC and accounted for the investment by the equity method. As a result of the additional investment, the Company’s ownership increased to 93.7% and NTC became a consolidated subsidiary of the Company effective March 25, 2008.
NTC is a manufacturer of transfer machines and various kinds of grinding machines used for manufacturing automobile engines in the machine tools market as well as laser machines and wire-saws for semiconductor and solar cell industries in the industrial machinery market. The Company has concluded that the acquisition of NTC will promote business development on a global scale, collaboration in R&D, and joint development of new business domains that would lead to the reinforcement of its industrial machinery business.
Following is a summary of the assets acquired and liabilities assumed adjusted to reflect purchase price allocation as of the date of acquisition:

Millions of yen
Current assets	¥59,831
Property, plant and equipment	22,861
Intangible assets	29,219
Goodwill	12,815
Other assets	5,123
Total assets acquired	129,849

Current liabilities	(53,882)
Long-term liabilities	(17,291)
Noncontrolling interests	(2,479)
Total liabilities assumed	(73,652)

Net assets acquired	¥56,197

Intangible assets of ¥29,219 million consist of intangible assets subject to amortization of ¥21,852 million and intangible assets not subject to amortization of ¥7,367 million. The intangible assets subject to amortization mainly include customer relationships of ¥14,000 million, technology assets of ¥4,475 million and software of ¥2,194 million. The amortization periods are 17, 17 and 5 years, respectively. The intangible assets not subject to amortization are trademarks of ¥7,367 million.
The goodwill of ¥12,815 million was assigned to the industrial machinery and others segment. The goodwill is not deductible for tax purpose.
The differences between net assets acquired of ¥56,197 million and purchase consideration including direct costs of ¥41,234 million represents the portion of the net assets previously held and accounted for under the equity method in period prior to the acquisition of a controlling interest.
The business results of NTC from the date of acquisition to March 31, 2008 are included as equity in earnings in the consolidated statements of income for the fiscal year ended March 31, 2008, and are consolidated for the fiscal year ended March 31, 2009.
The following table presents unaudited pro forma consolidated operating results for Komatsu as if the acquisition of NTC had occurred on April 1, 2007. The unaudited pro forma consolidated operating results are for information purposes only and are not intended to represent what Komatsu’s consolidated results of operation would have been if the acquisition had actually occurred on those dates.

Millions of yen
2008
Sales	¥2,317,784
Net income attributable to Komatsu Ltd.	¥211,975

Yen
2008
Net income attributable to Komatsu Ltd. per share
Basic	¥213.07
Diluted	¥212.79
2008
The Company and NTC entered into a share exchange agreement with the purpose of making NTC a wholly owned subsidiary of the Company in April, 2008. The Company’s ownership of NTC became 100.0% at August 1, 2008, the effective date of the share exchange. The additional acquisition did not have material impact on purchase price allocation as of the date of acquisition or pro forma consolidated operating results for Komatsu as if the additional acquisition of NTC had occurred on April 1, 2007.
(2) BIGRENTAL Co., Ltd.
During February 2008 the Company acquired 57.9% of the shares in BIGRENTAL Co., Ltd (hereinafter “BR”). The acquisition cost of the shares was ¥8,564 million and was paid in cash.
BR is a construction equipment rental company with a business presence in Tohoku and northern Kanto regions of Japan. The Company acquired BR with the expectation to strengthen its rental business and to expand its rental and used equipment business on a global scale.
In addition, a synergy from integration was expected to arise from the effective use of resources, such as personnel, assets and offices.
Following is a summary of the assets acquired and liabilities assumed adjusted to reflect purchase price allocation as of the date of acquisition:

Millions of yen
Current assets	¥9,423
Property, plant and equipment	39,260
Intangible assets	3,133
Goodwill	1,533
Other assets	922
Total assets acquired	54,271

Current liabilities	(12,191)
Long-term liabilities	(31,807)
Noncontrolling interest	(1,709)
Total liabilities assumed	(45,707)

Net assets acquired	¥8,564

Total intangible assets of ¥3,133 million consist primarily of customer relationships of ¥1,182 million, business model of ¥1,182 million and software of ¥667 million. The amortization periods are 7, 10 and 5 years, respectively.
The goodwill of ¥1,533 million was assigned to the construction, mining and utility equipment segment. The goodwill is not deductible for tax purposes.
The business results of BR are not included in the consolidated statements of income for the fiscal year ended March 31, 2008 and the business results of BR are included in the consolidated financial statements of income for the fiscal year ended March 31, 2009.
On an unaudited pro forma basis, net sales, net income attributable to Komatsu Ltd. and the per share information of Komatsu, with assumed acquisition dates for BR of April 1, 2007 would not differ materially from the amounts reported in the consolidated financial statements for the fiscal years ended March 31, 2008.
Komatsu Rental Japan Ltd. (hereinafter “KR”), a consolidated subsidiary of the Company, and BR entered into a share exchange agreement with the purpose of making BR a wholly owned subsidiary of KR in February 2008. The Company’s ownership in BR increased to 79.0% from 57.9% at April 1, 2008, the effective date of the share exchange. The additional acquisition did not have material impact on purchase price allocation as of the date of acquisition or pro forma consolidated operating results for Komatsu as if the additional acquisition of BR had occurred on April 1, 2007. BR was merged with KR in April 2009.
(3) Komatsu Australia Corporate Finance Pty. Ltd.
In May, 2009, Komatsu acquired the additional shares of Komatsu Australia Corporate Finance Pty. Ltd. (hereinafter “KACF”) according to a capital increase of KACF at ¥1,684 million ( $18,107 thousand), 3,144,898 shares out of 3,489,796 shares.
Prior to the additional acquisition, Komatsu held a 50.0% equity interest in KACF and accounted for the investment by the equity method. As a result of the additional investment, Komatsu’s ownership increased to 60.0% and KACF became a consolidated subsidiary of Komatsu.
Komatsu expects the acquisition will expand its business in relation to construction and mining equipment in the entire value chain including retail finance in Oceania strengthening its control and governance to KACF.
Following is a summary of the consideration paid for KACF and the assets acquired and liabilities assumed adjusted to reflect purchase price allocation as of the date of acquisition as well as the fair value at the acquisition date of the noncontrolling interest:

		Thousands of
	Millions of yen	U.S. dollars
Consideration
Cash and cash equivalents	¥1,684	$18,107

Fair value of total consideration transferred	1,684	18,107

Fair value of Komatsu’s equity interest in KACF held before the business combination	696	7,484

	¥2,380	$25,591

Recognized amounts of identifiable assets and liabilities assumed Current assets	¥34,478	$370,731
Property, plant and equipment	15,692	168,731
Intangible assets	2	22
Other assets	232	2,495
Total assets acquired	50,404	541,979

Current liabilities	(33,174)	(356,710)
Long-term liabilities	(13,999)	(150,527)
Total liabilities assumed	(47,173)	(507,237)

Net assets acquired	3,231	34,742
Noncontrolling interest	(1,587)	(17,065)
Goodwill	736	7,914

	¥2,380	$25,591

The goodwill of ¥736 million ( $7,914 thousand) was assigned to the construction, mining and utility equipment segment. The goodwill is not deductible for tax purposes.
Remeasurement to fair value its 50% equity interest in KACF held before the business combination did not have a material impact on consolidated income statement for the year ended March 31, 2010.
The amounts of KACF’s sales and net income attributable to Komatsu Ltd. included in Komatsu’s consolidated income statement for the year ended March 31, 2010 were immaterial. The sales and net income attributable to Komatsu Ltd. of the combined entity had the acquisition date been April 1, 2009 or April 1, 2008 would not also differ materially from the amounts reported in the consolidated financial statements for the fiscal years ended March 31, 2010 and 2009.

Discontinued Operations	12 Months Ended
Mar. 31, 2010
Discontinued Operation [Abstract]
Discontinued Operations
4. Discontinued Operations
On April 2, 2007, the outdoor power equipment (OPE) business of Komatsu Zenoah Co., which was allocated to a reporting unit in the industrial machinery and others segment was sold to a Japanese subsidiary of Husqvarna AB of Sweden. Accordingly, the OPE business of Komatsu Zenoah Co. and its subsidiaries engaging in the OPE business are no longer consolidated in Komatsu’s results. The gain on sale of the OPE business of Komatsu Zenoah Co. is included in “income from discontinued operations less applicable income taxes” in the consolidated statements of income. The cash flows attributable to the discontinued operations are not presented separately from the cash flows attributable to activities of the continuing operations in the consolidated statements of cash flows.
Selected financial information in connection with the discontinued operations for the year ended March 31, 2008 is as follows:

Millions of yen
2008
Net sales	¥—

Income before income taxes, and equity in earnings of affiliated companies (only gain on sale of the OPE business of Komatsu Zenoah Co.)	8,331

Income taxes	3,364

Income from discontinued operations less applicable income taxes	¥4,967

Trade Notes and Accounts Receivable	12 Months Ended
Mar. 31, 2010
Trade Notes and Accounts Receivable [Abstract]
Trade Notes and Accounts Receivable
5. Trade Notes and Accounts Receivable
Receivables at March 31, 2010 and 2009 are summarized as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Trade notes	¥82,954	¥70,807	$891,978
Accounts receivable	379,680	318,424	4,082,581

Total	462,634	389,231	4,974,559

Less: allowance	(14,941)	(15,330)	(160,656)

Net trade receivables-current	¥447,693	¥373,901	$4,813,903

Long-term trade receivables	¥150,972	¥102,969	$1,623,355

Installment and lease receivables (less unearned interest) are included in trade notes and accounts receivable and long-term trade receivables.
The leases are accounted for as sales-type leases. Equipment sales revenue from sales-type leases are recognized at the inception of the lease.
At March 31, 2010 and 2009, lease receivables comprised the following:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Minimum lease payments receivable	¥166,983	¥111,158	$1,795,516
Unearned income	(16,078)	(9,979)	(172,882)

Net lease receivables	¥150,905	¥101,179	$1,622,634

The residual values of leased assets at March 31, 2010 and 2009 were not material.
Cash flows received from the sale of trade notes and accounts receivable for the years ended March 31, 2010, 2009 and 2008 were ¥13,072 million ( $140,559 thousand), ¥243,495 million and ¥343,457 million.
Certain consolidated subsidiaries retain responsibility to service sold trade notes and accounts receivable that are sold pursuant to a securitization transaction, however contractual servicing fees are not received from the third parties separately. The investors and the trusts that hold the receivables have no or limited recourse rights to certain subsidiaries’ assets in case of debtors’ default. Appropriate provisions have been established for potential losses relating to the limited recourse of the sold receivables. Also certain subsidiaries, except for a certain U.S. subsidiary, as transferor do not retain any interest in the receivables sold.
The components of securitized trade receivables and other assets managed together at March 31, 2010 and 2009 were as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Total amount of trade receivables that are managed and securitized	¥635,610	¥595,968	$6,834,516
Assets transferred	(22,004)	(103,768)	(236,602)

Total amount of trade receivable on balance sheet	¥613,606	¥492,200	$6,597,914

A certain U.S. subsidiary’s retained interests, which are included in the recourse provisions, are subordinate to investor’s interests. Their values are estimated based on the present value of future expected cash flows, using certain key assumptions such as a weighted average life, prepayment speed over the life and expected credit losses over the life.
Key assumptions used in measuring the fair value of retained interests related to securitization transactions completed during the year ended March 31, 2010 and 2009 were as follows:

	2010	2009
Weighted-average life	23 months	28 months
Prepayment speed over the life	0.6%	0.6%
Expected credit losses over the life	5.6%	2.4%
The carrying amount of retained interest was ¥1,378 million ( $14,817 thousand) liability and ¥919 million asset as of March 31, 2010 and 2009, respectively. The impacts of 10% and 20% changes of the key assumptions on the fair value of retained interest as of March 31, 2010 are immaterial.

Inventories	12 Months Ended
Mar. 31, 2010
Inventories [Abstract]
Inventories
6. Inventories
At March 31, 2010 and 2009, inventories comprised the following:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Finished products, including finished parts held for sale	¥254,157	¥328,643	$2,732,871
Work in process	102,096	128,345	1,097,807
Materials and supplies	40,163	50,369	431,860

Total	¥396,416	¥507,357	$4,262,538

Investment Securities	12 Months Ended
Mar. 31, 2010
Investment Securities [Abstract]
Investment Securities
7. Investment Securities
Investment securities at March 31, 2010 and 2009, primarily consisted of securities available for sale. Komatsu does not have intentions to sell these securities within a year as of the balance sheet date.
The cost, gross unrealized holding gains and losses, and fair value for such investment securities by major security types at March 31, 2010 and 2009, are as follows:

	Millions of yen
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2010
Investment securities:
Marketable equity securities available for sale	¥24,988	¥22,235	¥45	¥47,178

Other investment securities at cost	13,289
Other	—

	¥38,277

At March 31, 2009
Investment securities:
Marketable equity securities available for sale	¥24,112	¥13,419	¥465	¥37,066

Other investment securities at cost	16,788
Other	101

	¥41,001

	Thousands of U.S. dollars
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2010
Investment securities:
Marketable equity securities available for sale	$268,688	$239,086	$484	$507,290

Other investment securities at cost	142,893
Other	—

	$411,581

Other investment securities primarily include non-marketable equity securities. The fair value of other investment securities was not estimated as it was not practicable to estimate the fair value of investments and no significant events or changes that might have effected the fair value of those investments were observed.
Unrealized holding gains and losses are included as a component of accumulated other comprehensive income (loss) until realized.
Proceeds from the sale of investment securities available for sale were ¥1,005 million ( $10,806 thousand), ¥703 million and ¥601 million for the years ended March 31, 2010, 2009 and 2008, respectively.
Net realized gains or losses on impairment or sale of investment securities available for sale during the years ended March 31, 2010, 2009 and 2008, amounted to gains of ¥679 million ( $7,301 thousand), losses of ¥9,188 million and losses of ¥289 million, respectively. Such gains and losses were included in “other income (expenses)” in the accompanying consolidated statements of income. The cost of the marketable securities and investment securities sold was computed based on the average cost method.
In connection with the share exchange of SUMCO CORPORATION and SUMCO TECHXIV CORPORATION effective May 30, 2008, the Company exchanged shares of SUMCO TECHXIV CORPORATION for those of SUMCO CORPORATION. In accordance with the ASC 325, “Investments — Other,” a non-cash gain of ¥6,148 million was recorded in “Other income (expenses)” in the accompanying consolidated statement of income for the year ended March 31, 2009. The Company recorded impairment losses of ¥5,645 million on its investment in SUMCO CORPORATION in connection with the decline of its fair value as “Other income (expenses)” in the accompanying consolidated statements of income for the year ended March 31, 2009. Gross unrealized holding gain of its investment in SUMCO CORPORATION was ¥3,478 million ( $37,398 thousand) at March 31, 2010.

Investments in and Advances to Affiliated Companies	12 Months Ended
Mar. 31, 2010
Investments in and Advances to Affiliated Companies [Abstract]
Investments in and Advances to Affiliated Companies
8. Investments in and Advances to Affiliated Companies
At March 31, 2010 and 2009, investments in and advances to affiliated companies comprised the following:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Investments in capital stock	¥21,688	¥16,348	$233,204
Advances	2,314	2,901	24,882

Total	¥24,002	¥19,249	$258,086

The investments in and advances to affiliated companies relate to 20% to 50% owned companies whereby Komatsu has the ability to exercise significant influence over the operational and financial policies.
Dividends received from affiliated companies were ¥329 million ( $3,538 thousand), ¥869 million and ¥286 million during the years ended March 31, 2010, 2009 and 2008, respectively.
Trade notes and accounts receivable from affiliated companies at March 31, 2010 and 2009, were ¥17,838 million ( $ 191,806 thousand) and ¥14,954 million, respectively.
Short-term loans receivable from affiliated companies at March 31, 2010 and 2009, were ¥2,222 million ( $23,892 thousand) and ¥2,994 million, respectively.
Trade notes and accounts payable to affiliated companies at March 31, 2010 and 2009, were ¥10,180 million ( $109,462 thousand) and ¥5,242 million, respectively.
Net sales for the years ended March 31, 2010, 2009 and 2008, included net sales to affiliated companies in the amounts of ¥37,058 million ( $398,473 thousand), ¥41,821 million and ¥61,128 million, respectively.
Intercompany profits (losses) have been eliminated in the consolidated financial statements.
As of March 31, 2010 and 2009, consolidated unappropriated retained earnings included Komatsu’s share of undistributed earnings of affiliated companies accounted for by the equity method in the amount of ¥9,379 million ( $100,849 thousand) and ¥9,743 million, respectively.
The difference between the carrying value of the investments in affiliated companies and Komatsu’s equity in the underlying net assets of such affiliated companies is insignificant as of March 31, 2010 and 2009.
Investments in affiliated companies include certain equity securities which have been quoted on an established market. The carrying amount of such equity securities at March 31, 2009 was ¥401 million. The quoted market value of the equity securities at March 31, 2009 was ¥469 million. There were no such investments in affiliated companies at March 31, 2010.
Summarized financial information for affiliated companies at March 31, 2010 and 2009, and for the years ended March 31, 2010, 2009 and 2008, is as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Current assets	¥107,097	¥142,366	$1,151,581
Net property, plant and equipment—less accumulated depreciation	42,207	40,403	453,839
Investments and other assets	22,246	21,991	239,204

Total assets	¥171,550	¥204,760	$1,844,624

Current liabilities	¥79,894	¥104,734	$859,075
Noncurrent liabilities	35,156	48,161	378,022
Equity	56,500	51,865	607,527

Total liabilities and equity	¥171,550	¥204,760	$1,844,624

				Thousands of
	Millions of yen			U.S. dollars
	2010	2009	2008	2010
Net sales	¥168,418	¥205,798	¥333,505	$1,810,946

Net income	¥3,229	¥1,300	¥16,731	$34,720

Property, Plant and Equipment	12 Months Ended
Mar. 31, 2010
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
9. Property, Plant and Equipment
The major classes of property, plant and equipment at March 31, 2010 and 2009, are as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Land	¥92,355	¥93,864	$993,065
Buildings	329,554	315,518	3,543,591
Machinery and equipment	710,511	682,241	7,639,903
Construction in progress	24,653	23,468	265,086

Total	1,157,073	1,115,091	12,441,645
Less: accumulated depreciation	(631,973)	(589,629)	(6,795,408)

Net property, plant and equipment	¥525,100	¥525,462	$5,646,237

During March 2009, Komatsu decided to shut down Mooka plant in the construction, mining and utility equipment segment and Komatsu plant in the industrial machinery and others segment and transfer their production capacity to other plants. Impairment losses were recorded ¥4,728 million for Mooka plant, ¥1,808 million for Komatsu plant for the year ended March 31, 2009. Impairment losses were insignificant for the year ended March 31, 2010.

Pledged Assets	12 Months Ended
Mar. 31, 2010
Pledged Assets [Abstract]
Pledged Assets
10. Pledged Assets
At March 31, 2010, assets pledged as collateral for long-term debt and guarantees for debt are as follows:

		Thousands of
	Millions of yen	U.S. dollars
Cash and cash equivalents	¥2	$21
Other current assets	1,887	20,290
Property, plant and equipment—less accumulated depreciation	4,660	50,108

Total	¥6,549	$70,419

The above assets were pledged against the following liabilities:

		Thousands of
	Millions of yen	U.S. dollars
Appearing in the consolidated balance sheets as:
Long-term debt	¥4,660	$50,107
Guarantees for debt	1,889	20,312

Total	¥6,549	$70,419

Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2010
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
11. Goodwill and Other Intangible Assets
The information for intangible assets other than goodwill at March 31, 2010 and 2009 are as follows:

	Millions of yen						Thousands of U.S. dollars
	2010			2009			2010
	Gross		Net	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	amount	amortization	amount	amount	amortization	amount	amount	amortization	amount
Other intangible assets subject to amortization:
Software	¥26,059	¥(4,640)	¥21,419	¥23,386	¥(3,031)	¥20,355	$280,204	$(49,892)	$230,312
Other	39,242	(11,629)	27,613	36,262	(9,179)	27,083	421,957	(125,043)	296,914

Total	65,301	(16,269)	49,032	59,648	(12,210)	47,438	702,161	(174,935)	527,226
Other intangible assets not subject to amortization			12,697			12,908			136,527

Total other intangible assets			¥61,729			¥60,346			$663,753

At March 31, 2010, the amounts of other in other intangible assets subject to amortization mainly consist of intangible assets resulted from the acquisition of additional shares of NTC for the fiscal year ended March 31, 2008.
For the fiscal year ended March 31, 2009, Komatsu recognized an impairment loss of ¥2,831 million related to an asset group engaged in the rental business in Japan within the construction, mining and utility equipment segment due to significant deterioration in the rental business. The entire impairment loss was allocated to certain definite lived intangible assets within the asset group. The fair value used to measure the impairment of the asset group was based on discounted cash flows using Komatsu’s weighted average cost of capital.
The aggregate amortization expense of other intangible assets subject to amortization for the year ended March 31, 2010, 2009 and 2008 were ¥8,633 million ( $92,828 thousand), ¥12,611 million and ¥5,487 million, respectively. The future estimated amortization expenses for each of five years relating to intangible assets currently recorded in the consolidated balance sheet are as follows:

		Thousands of
Year ending March 31	Millions of yen	U.S. dollars
2011	¥8,358	$89,871
2012	7,883	84,763
2013	6,782	72,925
2014	4,538	48,796
2015	3,143	33,796
The changes in carrying amounts of goodwill for the year ended March 31, 2010 and 2009 were as follow:

	Millions of yen
	Construction, Mining	Industrial Machinery
	and Utility Equipment	and Others
	segment	segment	Total
Balance at March 31, 2008
Goodwill	¥25,194	¥13,355	¥38,549
Accumulated impairment losses	(6,176)	(540)	(6,716)
	¥19,018	¥12,815	¥31,833

Goodwill acquired during the year	628	588	1,216
Impairment losses	(2,003)	—	(2,003)
Foreign exchange impact	(2,318)	—	(2,318)
Other	(67)	—	(67)

Balance at March 31, 2009
Goodwill	23,437	13,943	37,380
Accumulated impairment losses	(8,179)	(540)	(8,719)
	¥15,258	¥13,403	¥28,661

Goodwill acquired during the year	736	—	736
Foreign exchange impact	173	—	173

Balance at March 31, 2010
Goodwill	24,346	13,943	38,289
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥16,167	¥13,403	¥29,570

	Thousands of U.S. dollars
	Construction, Mining	Industrial Machinery
	and Utility Equipment	and Others
	segment	segment	Total
Balance at March 31, 2009
Goodwill	$252,011	$149,925	$401,936
Accumulated impairment losses	(87,946)	(5,807)	(93,753)
	$164,065	$144,118	$308,183

Goodwill acquired during the year	7,914	—	7,914
Foreign exchange impact	1,860	—	1,860

Balance at March 31, 2010
Goodwill	261,785	149,925	411,710
Accumulated impairment losses	(87,946)	(5,807)	(93,753)

	$173,839	$144,118	$317,957

For the fiscal year ended March 31, 2009, Komatsu recognized an impairment loss of ¥2,003 million, on goodwill allocated to Japanese rental business reporting unit in the construction, mining and utility equipment segment, due to unfavorable business circumstance of the business. This impairment loss was recognized based on the difference by which the carrying value of the goodwill of the reporting unit exceeded its implied fair value as determined based on estimated future discounted cash flow.
Goodwill acquired during the fiscal year ended March 31, 2010 resulted from the acquisition of additional shares of KACF. Goodwill acquired during the fiscal year ended March 31, 2009 principally resulted from the acquisition of additional shares of NTC and acquisition of shares of BR.

Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2010
Short-Term and Long-Term Debt [Abstract]
Short-Term and Long-Term Debt
12. Short-Term and Long-Term Debt
Short-term debt at March 31, 2010 and 2009, consisted of the following:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Banks, insurance companies and other financial institutions	¥92,438	¥125,087	$993,957
Commercial paper	31,000	95,000	333,333

Short-term debt	¥123,438	¥220,087	$1,327,290

The weighted-average annual interest rates applicable to short-term debt outstanding at March 31, 2010 and 2009, were 1.9% and 3.2%, respectively. Certain consolidated subsidiaries have entered into contracts for committed credit lines totaling ¥50,082 million ( $538,516 thousand) and have unused committed lines of credit amounting to ¥23,741 million ( $255,280 thousand) with certain financial institutions at March 31, 2010, which are available for full and immediate borrowings. The Company is party to a committed ¥160,000 million ( $1,720,430 thousand) commercial paper program and unused committed commercial paper program amounting to ¥129,000 million ( $1,387,097 thousand) at March 31, 2010, is available upon the satisfaction of certain customary procedural requirements. Long-term debt at March 31, 2010 and 2009, consisted of the following:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Long-term debt with collateral (Note 10):
Banks, insurance companies and other financial institutions, maturing in 2010, weighted-average rate 1.8%	¥50	¥1,400	$538
Long-term debt without collateral:
Banks, insurance companies and other financial institutions, maturing serially through 2010-2025, weighted-average rate 2.3%	228,311	162,261	2,454,957
Euro Medium-Term Notes
maturing serially through 2010-2013, weighted-average rate 0.7%	68,142	63,332	732,710
1.45% Unsecured Bonds due 2009	—	10,000	—
0.98% Unsecured Bonds due 2010	—	200	—
1.66% Unsecured Bonds due 2012	20,000	20,000	215,054
0.85% Unsecured Bonds due 2012	10,000	—	107,527
1.53% Unsecured Bonds due 2013	30,000	30,000	322,580
1.19% Unsecured Bonds due 2014	30,000	—	322,580
Capital lease obligations (Note 17)	72,951	86,399	784,419
Other	3,487	6,176	37,495

Total	462,941	379,768	4,977,860
Less: current maturities	(105,956)	(87,662)	(1,139,312)

Long-term debt	¥356,985	¥292,106	$3,838,548

In 1996, the Company, Komatsu Finance America Inc. and Komatsu Finance (Netherlands) B.V. registered the US $1.0 billion Euro Medium-Term Note Program (“the Program”) on the London Stock Exchange. On April 1, 1999, the registered amount of the Program was increased to US $1.2 billion. On October 14, 2003, Komatsu Europe Coordination Center N.V. and on September 25, 2008, Komatsu Capital Europe S.V. were added as an issuer under the Program, respectively. At March 31, 2010, the issuers under the Program were the Company, Komatsu Finance America Inc. and Komatsu Capital Europe S.A. Under the Program, each of the issuers may from time to time issue notes denominated in any currency as may be agreed between the relevant issuers and dealers. The issuers under the Program issued ¥25,856 million ( $278,022 thousand) during the fiscal year ended March 31,2010, and ¥10,000 million during the fiscal year ended March 31,2009 of Euro Medium-Term Notes with various interest rates and maturity dates.
The Company has established a program to issue up to ¥100,000 million ( $1,075,269 thousand) of variable term bonds.
As is customary in Japan, substantially all bank loans are made under agreements which provide that the banks may require, under certain conditions, the borrower to provide collateral, additional collateral or guarantors for its loans.
Lending banks have a right to offset cash deposited with them against any debt or obligation that becomes due and, in the case of default and certain other specified events, against all other debt payable to the banks.
Under certain loan agreements, the lender may require the borrower to submit proposals for the payment of dividends and other appropriations of earnings for the lender’s review and approval before presentation to the shareholders. Komatsu has never received such a request.
Annual maturities of long-term debt subsequent to March 31, 2010, excluding market value adjustments of ¥7,171 million ( $77,108 thousand) are as follows:

		Thousands of
Year ending March 31	Millions of yen	U.S. dollars
2011	¥104,111	$1,119,473
2012	120,638	1,297,183
2013	118,775	1,277,150
2014	57,678	620,194
2015	52,247	561,796
2016 and thereafter	2,321	24,957

Total	¥455,770	$4,900,753

Liability for Pension and Other Retirement Benefits	12 Months Ended
Mar. 31, 2010
Liability for Pension and Other Retirement Benefits [Abstract]
Liability for Pension and Other Retirement Benefits
13. Liability for Pension and Other Retirement Benefits
The Company’s employees, with certain minor exceptions, are covered by a severance payment and a defined benefit cash balance pension plan. The plan provides that approximately 60% of the employee benefits are payable as a pension payment, commencing upon retirement at age 60 (mandatory retirement age) and that the remaining benefits are payable as a lump-sum severance payment based on remuneration, years of service and certain other factors at the time of retirement. The plan also provides for lump-sum severance payments, payable upon earlier termination of employment.
Under the cash balance pension plan, each employee has an account which is credited yearly based on the current rate of pay and market-related interest rate.
Certain subsidiaries have various funded pension plans and/ or unfunded severance payment plans for their employees, which are based on years of service and certain other factors. The Company and certain subsidiaries’ funding policy is to contribute the amounts to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.
The reconciliation of beginning and ending balances of the benefit obligations and the fair value of the plan assets of the defined benefit plans are as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Change in benefit obligation:
Benefit obligation, beginning of year	¥139,569	¥143,214	$1,500,742
Service cost	7,224	8,460	77,677
Interest cost	3,745	3,885	40,269
Actuarial loss (gain)	4,048	462	43,527
Plan participants’ contributions	49	98	527
Acquisition	—	348	—
Plan amendment	208	—	2,236
Curtailment	—	330	—
Benefits paid	(17,446)	(13,234)	(187,591)
Foreign currency exchange rate change	55	(3,994)	591

Benefit obligation, end of year	¥137,452	¥139,569	$1,477,978

Change in plan assets:
Fair value of plan assets, beginning of year	¥88,252	¥107,183	$948,946
Actual return on plan assets	10,329	(12,044)	111,065
Employer contributions	6,465	4,549	69,516
Plan participants’ contributions	49	98	527
Acquisition	—	66	—
Benefits paid	(10,788)	(8,496)	(116,000)
Foreign currency exchange rate change	96	(3,104)	1,032

Fair value of plan assets, end of year	¥94,403	¥88,252	$1,015,086

Funded status, end of year	¥(43,049)	¥(51,317)	$(462,892)

Prepaid benefit cost	¥22	¥184	$237
Other current liability	(89)	(623)	(957)
Accrued benefit liability	(42,982)	(50,878)	(462,172)

	¥(43,049)	¥(51,317)	$(462,892)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥34,979	¥41,258	$376,118
Prior service cost	1,370	1,341	14,731

	¥36,349	¥42,599	$390,849

The accumulated benefit obligations for all defined benefit plans were ¥130,571 million ( $1,403,989 thousand) and ¥131,620 million, respectively, at March 31, 2010 and 2009.
Information for pension plans with accumulated benefit obligations in excess of plan assets and pension plans with projected benefit obligations in excess of plan assets is as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥119,363	¥127,171	$1,283,473
Plan assets	82,806	82,868	890,387

Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥134,348	¥139,506	$1,444,602
Plan assets	91,255	88,182	981,237
Components of net periodic pension cost
Net periodic cost of the companies’ defined benefit plans for the years ended March 31, 2010, 2009 and 2008, consisted of the following components:

				Thousands of
	Millions of yen			U.S. dollars
	2010	2009	2008	2010
Service cost - Benefits earned during the year	¥7,224	¥8,460	¥6,390	$77,677
Interest cost on projected benefit obligation	3,745	3,885	3,776	40,269
Expected return on plan assets	(2,452)	(3,029)	(3,210)	(26,366)
Amortization of actuarial loss	2,478	1,622	570	26,645
Amortization of prior service cost	179	535	825	1,925
Curtailment and settlement loss (gain)	(28)	475	—	(301)

Net periodic cost	¥11,146	¥11,948	¥8,351	$119,849

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2010 and 2009 are summarized as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Current year actuarial loss	¥(3,829)	¥15,870	$(41,172)
Amortization of actuarial loss	(2,450)	(2,031)	(26,344)
Current year prior service cost	208	(5)	2,237
Amortization of prior service cost	(179)	(601)	(1,925)

	¥(6,250)	¥13,233	$(67,204)

The estimated actuarial loss and prior service cost for the defined benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic cost over the next fiscal year are summarized as follows.

		Thousands of
	Millions of yen	U.S. dollars
Actuarial loss	¥2,203	$23,688

Prior service cost	182	1,957

Information with respect to the defined benefit plans is as follows:
Assumptions
Weighted-average assumptions used to determine benefit obligations at March 31:

	Domestic plans		Foreign plans
	2010	2009	2010	2009
Discount rate	2.0%	2.0%	6.0%	6.9%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.8%	3.9%	—	—
Assumed rate of increase in future compensation levels	2.6%	2.4%	4.4%	4.1%
Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	Domestic plans			Foreign plans
	2010	2009	2008	2010	2009	2008
Discount rate	2.0%	2.0%	1.9%	6.9%	6.7%	5.6%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.9%	3.9%	3.7%	—	—	—
Assumed rate of increase in future compensation levels	2.4%	2.0%	2.3%	4.1%	4.4%	4.1%
Expected long-term rate of return on plan assets	1.9%	1.9%	1.9%	7.6%	7.5%	7.6%
The Company and a certain domestic subsidiary have defined benefit cash balance pension plans. These companies adopt the assumed rate of increase in future compensation levels under the point-based benefit system.
The Company and certain subsidiaries determine the expected long-term rate of return on plan assets based on the consideration of the current expectations for future returns and actual historical returns of each plan asset category.
Plan assets
In order to secure long-term comprehensive earnings, the Company and certain subsidiaries’ investment policies are designed to ensure adequate plan assets to provide future payments of pension benefits to eligible participants. Taking into account the expected long-term rate of return on plan assets, the Company and certain subsidiaries formulate a basic portfolio comprised of the judged optimum combination of equity and debt securities. Plan assets are principally invested in equity securities, debt securities and life insurance company general accounts in accordance with the guidelines of the basic portfolio in order to produce a total return that will match the expected return on a mid-term to long-term basis. The Company and certain subsidiaries evaluate the gap between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the basic portfolio. The Company and certain subsidiaries revise the basic portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.
The “Pension and Retirement Benefit Committee” is organized in the Company in order to periodically monitor the employment of such plan assets.
Komatsu’s basic portfolio for plan assets consists of three major components: approximately 35 % is invested in equity securities, approximately 30% is invested in debt securities, and approximately 35% is invested in other investment assets, primarily consisting of investments in life insurance company general accounts.
The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Komatsu has investigated the business condition of the investee companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds and municipal bonds, and corporate bonds. Prior investing, Komatsu has investigated the quality of the issue, including rating, interest rate and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity described above. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. With respect to investments in foreign investment assets, Komatsu has investigated the stability of the underlying governments and economies, the market characteristics such as settlement systems and the taxation systems. For each such investment, Komatsu has selected the appropriate investment country and currency. There is no significant concentration of risk within the portfolio of investments.
The three levels of input used to measure fair value are more full described in Note 22.
The fair values of benefit plan assets at March 31, 2010, by asset class are as follows:

	Millions of yen
	2010
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥4,486	¥—	¥—	¥4,486
Equity securities
Japanese equities	13,730	—	—	13,730
Foreign equities	17,358	—	—	17,358
Pooled funds	2,650	—	—	2,650
Debt securities
Government bonds and municipal bonds	20,030	1,245	—	21,275
Corporate bonds	—	4,698	—	4,698
Other assets
Life insurance company general accounts	—	29,638	—	29,638
Other	145	—	423	568

Total	¥58,399	¥35,581	¥423	¥94,403

	Thousands of U.S. dollars
	2010
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	$48,237	$—	$—	$48,237
Equity securities
Japanese equities	147,634	—	—	147,634
Foreign equities	186,645	—	—	186,645
Pooled funds	28,495	—	—	28,495
Debt securities
Government bonds and municipal bonds	215,376	13,387	—	228,763
Corporate bonds	—	50,516	—	50,516
Other assets
Life insurance company general accounts	—	318,688	—	318,688
Other	1,559	—	4,549	6,108

Total	$627,946	$382,591	$4,549	$1,015,086

(1)
The plan’s equity securities include common stock of the Company in the amount of ¥48 million ( $516 thousand) (0.08% of the Company’s total plan assets) and ¥21 million (0.03% of the Company’s total plan assets) at March 31, 2010 and 2009, respectively.

(2)	The plan’s pooled funds which are primarily hold by the U.S. subsidiaries include listed foreign equity securities primarily consisting U.S. equity.

(3)	The plan’s government bonds and municipal bonds include approximately 50% Japanese bonds and 50% foreign bonds.
Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not indicate the risks of the assets.
Level 1 assets are comprised principally of equity and debt securities, which are valued using quoted prices in active markets. Level 2 assets are comprised of debt securities and investments in life insurance company general accounts. Debt securities are valued using inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly. Investments in life insurance company general accounts are valued at conversion value.
The fair value of level 3 assets, consisting of the investment trusts hold by foreign subsidiaries, was ¥423 million ( $4,549 thousand) and ¥377 million ( $4,054 thousand) at March 31, 2010 and 2009, respectively. Amounts of actual returns on, and purchases and sales of, these assets during the year ended March 31, 2010 are not material to Komatsu’s consolidated financial position or results of operations.
Cash flows
(1) Contributions
The Company and certain subsidiaries expect to contribute ¥4,346 million ( $46,731 thousand) to their benefit plans in the year ending March 31, 2011.
(2) Estimated future benefit payments
The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

		Thousands of
Year ending March 31	Millions of yen	U.S. dollars
2011	¥13,379	$143,860
2012	14,039	150,957
2013	11,998	129,011
2014	7,863	84,548
2015	8,805	94,677
Through 2016-2020	¥44,270	$476,022
Other postretirement benefit plan
Some U.S. subsidiaries provide certain postretirement health care and life insurance benefits for substantially all of their employees. The plans are contributory, with contributions indexed to salary levels. Employee contributions are adjusted to provide for any costs of the plans in excess of those paid for by the subsidiaries. The policy is to fund the cost of these benefits as claims and premiums are paid. In the fiscal year ended March 31, 2008 certain U.S. subsidiaries established a Voluntary Employees’ Beneficiary Association (“VEBA”) trust to hold assets and pay substantially all of these subsidiaries’ self-funded post employment benefit plan obligations. The VEBA trust arrangement provides for segregation and legal restriction of the plan assets to satisfy plan obligations, and tax deductibility for contributions to the trust, subject to certain tax code limitations.
The reconciliation of beginning and ending balances of the accumulated postretirement benefit obligations and the fair value of the plan assets of the U.S. subsidiaries’ plans are as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Change in accumulated postretirement benefit obligation:
Accumulated postretirement benefit obligation, beginning of year	¥9,069	¥9,555	$97,516
Service cost	231	311	2,484
Interest cost	528	575	5,677
Actuarial loss (gain)	979	150	10,527
Plan amendment	—	(393)	—
Curtailment	(456)	—	(4,903)
Plan participants’ contributions	2	—	22
Medicare Part D	68	74	731
Benefits paid	(659)	(839)	(7,086)
Foreign currency exchange rate change	(346)	(364)	(3,721)

Accumulated postretirement benefit obligation, end of year	¥9,416	¥9,069	$101,247

Change in plan assets:
Fair value of plan assets, beginning of year	¥6,579	¥7,521	$70,742
Actual return on plan assets	1,156	(821)	12,430
Employer contributions	657	837	7,065
Plan participants’ contributions	2	—	22
Benefits paid	(1,894)	(839)	(20,366)
Foreign currency exchange rate change	(348)	(119)	(3,742)

Fair value of plan assets, end of year	¥6,152	¥6,579	$66,151

Funded status, end of year	¥(3,264)	¥(2,490)	$(35,096)

Prepaid benefit cost	¥700	¥677	$7,527
Other current liabilities	(38)	(37)	(408)
Accrued benefit liability	(3,926)	(3,130)	(42,215)

	¥(3,264)	¥(2,490)	$(35,096)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥3,502	¥3,945	$37,656
Prior service cost	616	686	6,624

	¥4,118	¥4,631	$44,280

Accumulated postretirement benefit obligations exceed plan assets for each of the U.S. subsidiaries’ plans.
Components of net periodic postretirement benefit cost
Net periodic postretirement benefit cost of the U.S. subsidiaries’ plans for the years ended March 31, 2010, 2009 and 2008, included the following components:

				Thousands of
	Millions of yen			U.S. dollars
	2010	2009	2008	2010
Service cost	¥231	¥311	¥340	$2,484
Interest cost	528	575	597	5,677
Expected return on plan assets	(324)	(400)	(232)	(3,484)
Amortization of actuarial loss	250	201	160	2,688
Amortization of prior service cost	70	128	144	753
Curtailment and settlement loss (gain)	(116)	—	—	(1,247)

Net periodic postretirement benefit cost	¥639	¥815	¥1,009	$6,871

Other changes in plan assets and accumulated postretirement benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2010 and 2009 are summarized as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Current year actuarial (gain) loss	¥(309)	¥1,371	$(3,322)
Amortization of actuarial loss	(134)	(201)	(1,441)
Current year prior service cost	—	(393)	—
Amortization of prior service cost	(70)	(128)	(753)

	¥(513)	¥649	$(5,516)

The estimated actuarial loss and prior service cost for the postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic postretirement benefit cost over the next fiscal year are summarized as follows.

		Thousands of
	Millions of yen	U.S. dollars
Actuarial loss	¥234	$2,516

Prior service cost	70	753

Information with respect to the plans is as follows:
Assumptions
Weighted-average assumptions used to determine accumulated postretirement benefit obligations at March 31:

	2010	2009
Discount rate	5.4%	6.4%
Assumed rate of increase in future compensation levels	4.0%	4.0%
Current healthcare cost trend rate	7.8%	7.8%
Ultimate healthcare cost trend rate	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	7	7
Weighted average assumptions used to determine net periodic postretirement benefit cost for the years ended March 31:

	2010	2009	2008
Discount rate	6.4%	5.9%	5.5%
Assumed rate of increase in future compensation levels	4.0%	4.0%	4.0%
Expected long-term rate of return on plan assets	5.5%	5.5%	5.5%
Current healthcare cost trend rate	7.8%	7.7%	9.0%
Ultimate healthcare cost trend rate	4.8%	4.8%	5.0%
Number of years to ultimate healthcare cost trend rate	7	6	5
At March 31, 2010 and 2009, the impact of one percentage point change in the assumed health care cost trend rates was not material to Komatsu’s consolidated financial position or results of operations.
Plan assets
The U.S. subsidiaries’ investment policies are to provide returns that will maximize principal growth while accepting only moderate risk.
The U.S. subsidiaries’ asset portfolio will be invested in a manner that emphasizes safety of capital while achieving total returns consistent with prudent levels of risk. The basic portfolio for the plan assets are comprised approximately of 35% equity securities and 65% debt securities.
The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Komatsu has investigated the business condition of the invested companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds and municipal bonds, and corporate bonds. Prior investing, Komatsu has investigated the quality of the issue, including rating, interest rate and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity described above. There is no significant concentration of risk within the portfolio of investments.
The three levels of input used to measure fair value are more full described in Note 22.
The fair values of postretirement benefit plan assets at March 31, 2010, by asset class are as follows:

	Millions of yen
	2010
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥155	¥—	¥—	¥155
Equity securities
Foreign equities	959	—	—	959
Pooled funds	1,113	—	—	1,113
Debt securities
Government bonds	—	2,936	—	2,936
Corporate bonds	—	989	—	989

Total	¥2,227	¥3,925	¥—	¥6,152

	Thousands of U.S. dollars
	2010
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	$1,667	$—	$—	$1,667
Equity securities
Foreign equities	10,312	—	—	10,312
Pooled funds	11,968	—	—	11,968
Debt securities
Government bonds	—	31,570	—	31,570
Corporate bonds	—	10,634	—	10,634

Total	$23,947	$42,204	$—	$66,151

(1)	The plan’s pooled funds include listed foreign equity securities primarily consisting U.S. equity.

(2)	The plan’s government bonds are U.S. government bonds.
Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not indicate the risks of the assets.
Level 1 assets are comprised principally of equity securities, which are valued using quoted prices in active markets. Level 2 assets are comprised of debt securities, which are valued using inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.
Cash flows
(1) Contributions
The U.S. subsidiaries expect to contribute ¥38 million ( $409 thousand) to their post retirement benefit plans in the year ending March 31, 2011.
(2) Estimated future benefit payments
The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

		Thousands of
Year ending March 31	Millions of yen	U.S. dollars
2011	¥738	$7,935
2012	765	8,226
2013	786	8,452
2014	807	8,677
2015	825	8,871
Through 2016-2020	¥4,481	$48,183
Directors of the Company and domestic subsidiaries are primarily covered by unfunded retirement allowance plans. At March 31, 2010, 2009 and 2008, the amounts required if all directors covered by the plans had terminated their service have been fully accrued. Such amounts are not material to Komatsu’s consolidated financial position or results of operations for any of the periods presented.
Certain subsidiaries maintain various defined contribution plans covering certain employees. The amount of cost recognized for all periods presented is not material to Komatsu’s consolidated financial position or results of operations.

Komatsu Ltd. Shareholders Equity	12 Months Ended
Mar. 31, 2010
Komatsu Ltd. Shareholders' Equity [Abstract]
Komatsu Ltd. Shareholders' Equity
14. Komatsu Ltd. Shareholders’ Equity

(1) Common Stock and Capital Surplus
The Commercial Code of Japan (“the Code”) permitted, upon approval of the Board of Directors, transfer of amounts from capital surplus to common stock. Prior to October 2001, the Company from time to time made free share distributions that were accounted for by a transfer from capital surplus to common stock of the aggregate par value of shares issued. Effective on October 2001, the Code requires no accounting recognition for such free share distribution. Publicly owned corporations in the United States issuing shares in similar transactions would be required to account for them as stock dividends as of the shareholders’ record date by reducing retained earnings and increasing appropriate capital accounts by an amount equal to the fair value of the shares issued.
If such United States practice had been applied to the cumulative free distributions made by the Company, capital surplus at March 31, 2010, would have been increased by ¥103,189 million ( $1,109,559 thousand) with a corresponding decrease in unappropriated retained earnings. At March 31, 2010 and 2009, affiliated companies owned 1,094,600 and 1,127,100 shares which represent 0.11% and 0.12% of the Company’s common stock outstanding, respectively.
The Corporate Act, which has been in force since May 1, 2006 (“the Act”), requires a company to obtain the approval of shareholders for transferring an amount between common stock and capital surplus. Common stock and capital surplus also are available for being transferred to other capital surplus or being used to reduce a deficit mainly upon an approval of shareholders.
(2) Retained Earnings Appropriated for Legal Reserve
The Act provides that an amount equal to 10% of retained earnings distributed each fiscal period shall be appropriated as a capital surplus or a legal reserve until the total amount of capital surplus and legal reserve becomes equal to 25% of the amount of common stock.
Legal reserve is available for being transferred to other retained earnings or being used to reduce a deficit mainly upon an approval of shareholders.
(3) Retained Earnings and Dividends
The amount of retained earnings available for dividends under the Act is based on the amount recorded in the Company’s general books of account maintained in accordance with accounting principles generally accepted in Japan. In addition to the Act provision requiring an appropriation for capital surplus or legal reserve as discussed above, the Act imposes certain limitations on the amount of retained earnings available for dividends. Accordingly, total shareholders’ equity of ¥271,404 million ( $2,918,323 thousand), included in the Company’s general books of account as of March 31, 2010 is available for dividends under the Act.
The Board of Directors recommended to and approved by the shareholders, at the general meeting held on June 23, 2010, payment of a cash dividend totaling ¥7,748 million ( $83,312 thousand) to shareholders of record on March 31, 2010. In accordance with the Act, the approved dividend has not been reflected in the consolidated financial statements as of March 31, 2010. Dividends are reported in the consolidated statements of equity when approved and paid.
The Act provides that a company can make dividends of earnings anytime with resolution of the shareholders. It also provides that a company can declare an interim dividend once a fiscal year according to its charter of corporation.
(4) Stock Option Plan
The Company intends to transfer treasury shares to directors and certain employees and certain directors of subsidiaries and affiliated companies under an agreement granting the right for them to request such transfers at a predetermined price. The purchase price is the amount calculated by taking the average of the closing prices applicable to ordinary transactions of shares of the Company on the Tokyo Stock Exchange on all days for a month immediately preceding the month in which the date of grant of the right falls and multiplying by 1.05, provided that the exercise price shall not be less than the closing price of the shares of the Company on the Tokyo Stock Exchange on the date of the grant. Based on the resolutions of the shareholders’ meeting on June 24, 2009, June 24, 2008 and June 22, 2007 and the Board of Directors on July 14, 2009, July 15, 2008 and July 10, 2007, the Company issued 642 rights, 463 rights and 562 rights of its share acquisition rights during the years ended March 31, 2010, 2009 and 2008, respectively (The number of shares subject to be issued to one stock acquisition right shall be 1,000 shares.). The options vest 100% on each of the grant dates and are exercisable from September 1, 2010, September 1, 2009 and September 1, 2008, September 3, 2008, respectively.
Komatsu recognizes compensation expense using the fair value method. Compensation expenses during the years ended March 31, 2010, 2009 and 2008 were ¥413 million ( $4,441 thousand), ¥376 million and ¥711 million, respectively, and were recoded in selling, general and administrative expenses. Compensation expenses after tax during the years ended March 31, 2010, 2009 and 2008 were ¥246 million ( $2,645 thousand), ¥224 million and ¥423 million, respectively.
The following table summarizes information about stock option activity for the years ended March 31, 2010, 2009 and 2008:

	2010			2009		2008
	Number of	Weighted average		Number of	Weighted average	Number of	Weighted average
	shares	exercise price		shares	exercise price	shares	exercise price
		Yen	U.S. dollars		Yen		Yen
Outstanding at beginning of year	2,891,000	¥2,022	$21.74	2,844,000	¥1,784	3,648,000	¥1,182
Granted	642,000	1,729	18.59	463,000	2,499	562,000	3,661
Exercised	(200,000)	595	6.40	(416,000)	926	(1,366,000)	947

Outstanding at end of year	3,333,000	2,051	22.05	2,891,000	2,022	2,844,000	1,784

Exercisable at end of year	2,691,000	2,128	22.88	2,428,000	1,931	2,282,000	1,322

The intrinsic values of options exercised were ¥153 million ( $1,645 thousand), ¥722 million and ¥3,023 million for the years ended March 31, 2010, 2009 and 2008.
The information for options outstanding and options exercisable at March 31, 2010 are as follows.

	Outstanding						Options Exercisable
						Weighted average						Weighted average
		Weighted average		Intrinsic value		remaining		Weighted average		Intrinsic value		remaining
	Number of	exercise price		Millions of	Thousands of	contractual life	Number of	exercise price		Millions of	Thousands of	contractual life
Exercise Prices	shares	Yen	U.S. dollars	yen	U.S. dollars	years	Shares	Yen	U.S. dollars	yen	U.S. dollars	years
¥651 - 900	330,000	¥673	$7.24	¥425	$4,570	2.3	330,000	¥673	$7.24	¥425	$4,570	2.3
¥901 - 1,350	680,000	1,126	12.11	567	6,097	3.3	680,000	1,126	12.11	567	6,097	3.3
¥1,351 - 2,325	1,298,000	2,030	21.83	148	1,591	5.9	656,000	2,325	25.00	—	—	2.2
¥2,326 - 3,700	1,025,000	3,136	33.72	—	—	5.9	1,025,000	3,136	33.72	—	—	5.9

¥651 - 3,700	3,333,000	2,051	22.05	1,140	12,258	5.0	2,691,000	2,128	22.88	992	10,667	4.4

The fair value of each share option award is estimated on the date of grant using a discrete-time model (a binomial model) based on the assumptions noted in the following table. Because a discrete-time model incorporates ranges of assumptions for inputs, those ranges are disclosed. Expected volatilities are based on implied volatilities from historical volatility of the Company’s shares.
The Company uses historical data to estimate share option exercise and employee departure behavior used in the discrete-time model. The expected term of share options granted represents the period of time that share options granted are expected to be outstanding. The risk-free rate for periods within the contractual term of the share option is based on the Japanese government bond yield curve in effect at the time of grant.

	2010	2009	2008
Grant-date fair value	¥643 ( $6.91)	¥813	¥1,266
Expected term	7 years	7 years	7 years
Risk-free rate	0.17%–1.35%*	0.60%–1.48%*	0.76%–1.66%*
Expected volatility	44.00%	39.00%	38.00%
Expected dividend yield	2.07%	1.32%	1.36%

*	Interest rate corresponding to discount periods is applied to risk-free rate, that is as follows:

	1 year	2 years	3 years	4 years	5 years	6 years	7 years	8 years	9 years	10 years
2008	0.76%	0.87%	0.98%	1.08%	1.19%	1.29%	1.39%	1.48%	1.57%	1.66%
2009	0.60%	0.71%	0.82%	0.94%	1.02%	1.07%	1.07%	1.16%	1.33%	1.48%
2010	0.17%	0.24%	0.32%	0.48%	0.63%	0.74%	0.88%	1.03%	1.19%	1.35%

Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2010
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)
15. Other Comprehensive Income (Loss)
Other comprehensive income (loss) consists of changes in foreign currency translation adjustments, net unrealized holding gains (losses) on securities available for sale, pension liability adjustments and net unrealized holding gains (losses) on certain derivative instruments, and is included in equity of the consolidated balance sheets.
Each component of accumulated other comprehensive income (loss) at March 31, 2010, 2009 and 2008, is as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2010	2009	2008	2010
Foreign currency translation adjustments:
Balance, beginning of year	¥(84,152)	¥(34,457)	¥9,204	$(904,861)
Adjustment for the year	(904)	(49,695)	(43,661)	(9,720)

Balance, end of year	¥(85,056)	¥(84,152)	¥(34,457)	$(914,581)

Net unrealized holding gains (losses) on securities available for sale:
Balance, beginning of year	¥8,646	¥24,736	¥39,807	$92,967
Net increase (decrease)	5,480	(16,090)	(15,071)	58,925

Balance, end of year	¥14,126	¥8,646	¥24,736	$151,892

Pension liability adjustments:
Balance, beginning of year	¥(29,235)	¥(19,208)	¥(15,300)	$(314,355)
Adjustment for the year	4,920	(10,027)	(3,908)	52,903

Balance, end of year	¥(24,315)	¥(29,235)	¥(19,208)	$(261,452)

Net unrealized holding gains (losses) on derivative instruments:
Balance, beginning of year	¥(1,003)	¥150	¥(210)	$(10,785)
Net increase (decrease)	614	(1,153)	360	6,602

Balance, end of year	¥(389)	¥(1,003)	¥150	$(4,183)

Total accumulated other comprehensive income (loss)
Balance, beginning of year	¥(105,744)	¥(28,779)	¥33,501	$(1,137,033)
Other comprehensive income (loss) for the year, net of tax	10,110	(76,965)	(62,280)	108,710

Balance, end of year	¥(95,634)	¥(105,744)	¥(28,779)	$(1,028,323)

Tax effects allocated to each component of other comprehensive income (loss) and adjustments are as follows:

	Millions of yen
	Pretax	Tax (expense)	Net of tax
	amount	or benefit	amount
2010:
Foreign currency translation adjustments	¥(1,196)	¥292	¥(904)
Net unrealized holding gains (losses) on securities available for sale:
Unrealized holding gains or (losses) arising during the year	9,124	(3,843)	5,281
Less: reclassification adjustment for (gains) or losses included in net income attributable to Komatsu Ltd.	336	(137)	199

Net unrealized gains (losses)	9,460	(3,980)	5,480
Pension liability adjustments
Unrealized holding gains or (losses) arising during the year	3,930	(1,224)	2,706
Less: reclassification adjustment for (gains) or losses included in net income attributable to Komatsu Ltd.	2,833	(619)	2,214

Net unrealized gains (losses)	6,763	(1,843)	4,920
Net unrealized holding gains (losses) on derivative instruments:
Changes in fair value of derivatives	2,121	(1,138)	983
Net (gains) or losses reclassified into earnings	(621)	252	(369)

Net unrealized gains (losses)	1,500	(886)	614

Other comprehensive income	¥16,527	¥(6,417)	¥10,110

2009:
Foreign currency translation adjustments	¥(50,243)	¥548	¥(49,695)
Net unrealized holding gains (losses) on securities available for sale:
Unrealized holding gains or (losses) arising during the year	(29,333)	11,432	(17,901)
Less: reclassification adjustment for (gains) or losses included in net income attributable to Komatsu Ltd.	3,058	(1,247)	1,811

Net unrealized gains (losses)	(26,275)	10,185	(16,090)
Pension liability adjustments
Unrealized holding gains or (losses) arising during the year	(16,843)	4,420	(12,423)
Less: reclassification adjustment for (gains) or losses included in net income attributable to Komatsu Ltd.	2,961	(565)	2,396

Net unrealized gains (losses)	(13,882)	3,855	(10,027)
Net unrealized holding gains (losses) on derivative instruments:
Changes in fair value of derivatives	855	(306)	549
Net (gains) or losses reclassified into earnings	(2,892)	1,190	(1,702)

Net unrealized gains (losses)	(2,037)	884	(1,153)

Other comprehensive loss	¥(92,437)	¥15,472	¥(76,965)

2008:
Foreign currency translation adjustments	¥(43,661)	¥—	¥(43,661)
Net unrealized holding gains (losses) on securities available for sale:
Unrealized holding gains or (losses) arising during the year	(30,182)	15,098	(15,084)
Less: reclassification adjustment for (gains) or losses included in net income attributable to Komatsu Ltd.	22	(9)	13

Net unrealized gains (losses)	(30,160)	15,089	(15,071)
Pension liability adjustments
Unrealized holding gains or (losses) arising during the year	(8,254)	3,337	(4,917)
Less: reclassification adjustment for (gains) or losses included in net income attributable to Komatsu Ltd.	1,699	(690)	1,009

Net unrealized gains (losses)	(6,555)	2,647	(3,908)
Net unrealized holding gains (losses) on derivative instruments:
Changes in fair value of derivatives	1,726	(704)	1,022
Net (gains) or losses reclassified into earnings	(1,118)	456	(662)

Net unrealized gains (losses)	608	(248)	360

Other comprehensive loss	¥(79,768)	¥17,488	¥(62,280)

	Thousands of U.S. dollars
	Pretax	Tax (expense)	Net of tax
	amount	or benefit	amount
2010:
Foreign currency translation adjustments	$(12,860)	$3,140	$(9,720)
Net unrealized holding gains (losses) on securities available for sale:
Unrealized holding gains or (losses) arising during the year	98,108	(41,323)	56,785
Less: reclassification adjustment for (gains) or losses included in net income attributable to Komatsu Ltd.	3,613	(1,473)	2,140

Net unrealized gains (losses)	101,721	(42,796)	58,925
Pension liability adjustments
Unrealized holding gains or (losses) arising during the year	42,258	(13,161)	29,097
Less: reclassification adjustment for (gains) or losses included in net income attributable to Komatsu Ltd.	30,462	(6,656)	23,806

Net unrealized gains (losses)	72,720	(19,817)	52,903
Net unrealized holding gains (losses) on derivative instruments:
Changes in fair value of derivatives	22,806	(12,236)	10,570
Net (gains) or losses reclassified into earnings	(6,677)	2,709	(3,968)

Net unrealized gains (losses)	16,129	(9,527)	6,602

Other comprehensive income	$177,710	$(69,000)	$108,710

Income Taxes	12 Months Ended
Mar. 31, 2010
Income Taxes [Abstract]
Income Taxes
16. Income Taxes
The sources of income (loss) from continuing operations before income taxes and equity in earnings of affiliated companies and the sources of income taxes for the years ended March 31, 2010, 2009 and 2008, were as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2010	2009	2008	2010
Income (loss) from continuing operations before income taxes and equity in earnings of affiliated companies:
Domestic	¥(35,965)	¥5,426	¥151,878	$(386,720)
Foreign	100,944	123,356	170,332	1,085,419

	¥64,979	¥128,782	¥322,210	$698,699

Income taxes:
Current—
Domestic	¥5,254	¥22,854	¥53,954	$56,495
Foreign	27,468	37,657	50,188	295,354

	32,722	60,511	104,142	351,849

Deferred—
Domestic	(6,272)	(17,008)	7,779	(67,441)
Foreign	(1,086)	(1,210)	3,873	(11,677)

	(7,358)	(18,218)	11,652	(79,118)

Total	¥25,364	¥42,293	¥115,794	$272,731

Total income taxes recognized for the years ended March 31, 2010, 2009 and 2008 were applicable to the following:

				Thousands of
	Millions of yen			U.S. dollars
	2010	2009	2008	2010
Income from continuing operations	¥25,364	¥42,293	¥115,794	$272,731
Income from discontinued operations	—	—	3,364	—
Other comprehensive income (loss):
Foreign currency translation adjustments	(292)	(548)	—	(3,140)
Net unrealized holding gains (losses) on securities available for sale	3,980	(10,185)	(15,089)	42,796
Pension liability adjustments	1,843	(3,855)	(2,647)	19,817
Net unrealized holding gains (losses) on derivative instruments	886	(884)	248	9,527

Total income taxes	¥31,781	¥26,821	¥101,670	$341,731

Temporary differences and tax loss carryforwards which gave rise to deferred tax assets and liabilities at March 31, 2010 and 2009, are as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Deferred tax assets:
Allowances provided, not yet recognized for tax	¥3,332	¥1,587	$35,828
Accrued expenses	43,835	52,054	471,345
Property, plant and equipment	13,289	14,117	142,892
Inventories	8,551	8,902	91,946
Net operating loss carryforwards	51,543	26,618	554,226
Research and development expenses	690	461	7,419
Other	31,536	21,854	339,097

Total gross deferred tax assets	152,776	125,593	1,642,753

Less valuation allowance	(49,081)	(31,420)	(527,753)

Total deferred tax assets	¥103,695	¥94,173	$1,115,000

Deferred tax liabilities:
Unrealized holding gains on securities available for sale	¥7,829	¥4,213	$84,183
Deferral of profit from installment sales	104	213	1,118
Property, plant and equipment	11,519	11,807	123,860
Intangible assets	17,503	17,544	188,204
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	3,847	3,080	41,366

Total deferred tax liabilities	¥40,802	¥36,857	$438,731

Net deferred tax assets	¥62,893	¥57,316	$676,269

Net deferred tax assets and liabilities as of March 31, 2010 and 2009 are reflected on the consolidated balance sheets under the following captions:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Deferred income taxes and other current assets	¥43,390	¥37,749	$466,559
Deferred income taxes and other assets	36,467	36,397	392,118
Deferred income taxes and other current liabilities	(128)	(228)	(1,376)
Deferred income taxes and other liabilities	(16,836)	(16,602)	(181,032)

	¥62,893	¥57,316	$676,269

The valuation allowances were ¥22,435 million and ¥30,879 million as of March 31, 2008 and 2007, respectively. The net changes in the total valuation allowance for the years ended March 31, 2010, 2009 and 2008 were an increase of ¥17,661 million ( $189,903 thousand), an increase of ¥8,985 million and a decrease of ¥8,444 million, respectively. The increase for the year ended March 31, 2010 was mainly a result of additional valuation allowances recorded on deferred tax assets for net operating loss carryforwards at certain subsidiaries.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and net operating losses available is to be utilized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets, net of the existing valuation allowances at March 31, 2010 and 2009, are deductible, management believes it is more likely than not that the companies will realize the benefits of these deductible differences and net operating loss carryforwards. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.
The Company and its domestic subsidiaries are subject to a National Corporate tax rate of 30%, an inhabitant tax of approximately 6% and a deductible Enterprise tax of approximately 8%, which in the aggregate resulted in a Japanese statutory income tax rate of approximately 40.8%. The inhabitant tax rate and Enterprise tax rate vary by local jurisdiction.
The differences between the Japanese statutory tax rates and the effective tax rates for the years ended March 31, 2010, 2009 and 2008, are summarized as follows:

	2010	2009	2008
Japanese statutory tax rate	40.8%	40.8%	40.8%
Increase (decrease) in tax rates resulting from:
Increase in valuation allowance	25.2	7.1	0.8
Expenses not deductible for tax purposes	6.8	2.9	2.0
Realization of tax benefits on operating losses of subsidiaries	(0.8)	(1.4)	(1.5)
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(22.6)	(11.3)	(5.1)
Tax credit for research and development expenses	—	(0.7)	(0.8)
Realization of loss for investment in a subsidiary	(10.2)	—	—
Other, net	(0.2)	(4.6)	(0.3)

Effective tax rate	39.0%	32.8%	35.9%

Foreign subsidiaries are subject to income taxes of the countries in which they operate. At March 31, 2010 and 2009, undistributed earnings of foreign subsidiaries aggregated ¥431,834 million ( $4,643,376 thousand) and ¥392,766 million, respectively. Komatsu has a policy to distribute a certain portion of undistributed earnings of foreign subsidiaries. As of March 31, 2010 and 2009, Komatsu recognized deferred tax liabilities of ¥601 million ( $6,462 thousand) and ¥386 million, respectively, associated with those earnings. As of March 31, 2010 and 2009, Komatsu has not recognized deferred tax liabilities of ¥14,077 million ( $151,366 thousand) and ¥13,782 million, respectively, for such portion of undistributed earnings of foreign subsidiaries that the Company intends to reinvest indefinitely. At March 31, 2010, the Company and certain subsidiaries had net operating loss carryforwards aggregating approximately ¥133,798 million ( $1,438,688 thousand), which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

		Thousands of
Year ending March 31, 2010	Millions of yen	U.S. dollars
Within 5 years	¥9,476	$101,893
6 to 20 years	121,267	1,303,946
Indefinite periods	3,055	32,849

Total	¥133,798	$1,438,688

Although Komatsu believes its estimates of unrecognized tax benefits are reasonable, uncertainties regarding the final determination of income tax audit settlements and any related litigation could affect the total amount of unrecognized tax benefits in the future periods. Based on the information available as of March 31, 2010, Komatsu does not expect significant changes to the unrecognized tax benefits within the next twelve months.
Komatsu files income tax returns in Japan and various foreign tax jurisdictions. In Japan, the Company is no longer subject to regular income tax examinations by the tax authority before and in the fiscal year ended March 31, 2007. In other foreign tax jurisdictions, major subsidiaries are no longer subject to income tax examinations by tax authorities before and in the fiscal year ended March 31, 2005 with few exceptions.

Rent Expenses	12 Months Ended
Mar. 31, 2010
Rent Expenses [Abstract]
Rent Expenses
17. Rent Expenses
Komatsu leases office space and equipment and employee housing under cancelable and non-cancelable lease agreements. Rent expenses under cancelable and non-cancelable operating leases amounted to ¥13,823 million ( $148,634 thousand), ¥14,625 million and ¥15,911 million, respectively, for the years ended March 31, 2010, 2009 and 2008. At March 31, 2010, the future minimum lease payments under non-cancelable operating leases and capital leases are as follows:

	Millions of yen			Thousands of U.S. dollars
	Capital	Operating lease		Capital	Operating lease
Year ending March 31	leases	commitments	Total	leases	commitments	Total
2011	¥23,307	¥4,783	¥28,090	$250,613	$51,430	$302,043
2012	28,149	2,994	31,143	302,677	32,194	334,871
2013	14,746	1,853	16,599	158,559	19,925	178,484
2014	7,627	1,022	8,649	82,011	10,989	93,000
2015	1,476	697	2,173	15,871	7,495	23,366
Thereafter	1,264	2,077	3,341	13,591	22,333	35,924

Total minimum lease payments	¥76,569	¥13,426	¥89,995	$823,322	$144,366	$967,688

Less: amounts representing interest	(3,618)			(38,903)

Present value of net minimum capital lease payments	¥72,951			$784,419

Net Income Attributable To Komatsu Ltd. Per Share	12 Months Ended
Mar. 31, 2010
Net Income attributable to Komatsu Ltd. per Share [Abstract]
Net Income attributable to Komatsu Ltd. per Share
18. Net Income attributable to Komatsu Ltd. per Share
A reconciliation of the numerators and denominators of the basic and diluted net income attributable to Komatsu Ltd. per share computations is as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2010	2009	2008	2010
Income from continuing operations attributable to Komatsu Ltd.	¥33,559	¥78,797	¥203,826	$360,849
Income from discontinued operations attributable to Komatsu Ltd.	—	—	4,967	—

Net income attributable to Komatsu Ltd.	¥33,559	¥78,797	¥208,793	$360,849

	Number of shares
	2010	2009	2008
Weighted average common shares outstanding, less treasury stock	968,013,328	985,585,385	994,844,955
Dilutive effect of:
Stock options	449,531	731,973	1,335,586

Weighted average diluted common shares outstanding	968,462,859	986,317,358	996,180,541

	Yen			U.S. cents
	2010	2009	2008	2010
Income from continuing operations attributable to Komatsu Ltd.:
Basic	¥34.67	¥79.95	¥204.88	¢	37.28
Diluted	34.65	79.89	204.61		37.26
Income from discontinued operations attributable to Komatsu Ltd.:
Basic	¥—	¥—	¥4.99	¢	—
Diluted	—	—	4.98		—
Net income attributable to Komatsu Ltd.:
Basic	¥34.67	¥79.95	¥209.87	¢	37.28
Diluted	34.65	79.89	209.59		37.26

Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2010
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
19. Commitments and Contingent Liabilities
At March 31, 2010, Komatsu was contingently liable for discounted and transferred receivables on a recourse basis with the financial institutions of ¥9,850 million ( $105,914 thousand) (Note 5).
Komatsu provides guarantees to third parties of loans of the employees, affiliated companies and other companies. The guarantees relating to the employees are mainly made for their housing loans. The guarantees of loans relating to the affiliated companies and other companies are made to enhance the credit of those companies.
For each guarantee provided, Komatsu would have to perform under a guarantee, if the borrower defaults on a payment within the contract terms. The contract terms are from 10 years to 30 years in the case of employees with housing loans, and from 1 year to 10 years in the case of loans relating to the affiliated companies and other companies. The maximum amount of undiscounted payments Komatsu would have had to make in the event of default is ¥88,379 million ( $950,312 thousand) at March 31, 2010. The fair value of the liabilities recognized for Komatsu’s obligations as guarantors under those guarantees at March 31, 2010 were insignificant. Certain of those guarantees were secured by collateral and insurance issued to the Company.
Management of Komatsu believes that losses from those contingent liabilities, if any, would not have a material effect on the consolidated financial statements.
Commitments for capital investment outstanding at March 31, 2010, aggregated approximately ¥4,700 million ( $50,538 thousand).
Komatsu is involved in certain legal actions and claims arising in the ordinary course of its business. It is the opinion of management and legal counsel that such litigation and claims will be resolved without material effect on Komatsu’s financial statements.
Komatsu has business activities with customers, dealers and associates around the world and its trade receivables from such parties are well diversified to minimize concentrations of credit risks. Management does not anticipate incurring losses on its trade receivables in excess of established allowances.
Komatsu also issues contractual product warranties under which it generally guarantee the performance of products delivered and services rendered for a certain period or term. Change in accrued product warranty cost for the years ended March 31, 2010 and 2009 is summarized as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Balance at beginning of year	¥28,256	¥31,890	$303,828
Addition	21,149	25,288	227,409
Utilization	(25,477)	(26,369)	(273,946)
Other	(170)	(2,553)	(1,829)

Balance at end of year	¥23,758	¥28,256	$255,462

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2010
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
20. Derivative Financial Instruments
Risk Management Policy
Komatsu is exposed to market risk primarily from changes in foreign currency exchange and interest rates with respect to debt obligations, international operations and foreign currency denominated credits and debts. In order to manage these risks that arise in the normal course of business, Komatsu enters into various derivative transactions for hedging pursuant to its policies and procedures. Komatsu does not enter into derivative financial transactions for trading or speculative purposes.
Komatsu has entered into interest rate swap and cap agreements, partly concurrent with currency swap agreements for the purpose of managing the risk resulting from changes in cash flow or fair value that arise in their interest rate and foreign currency exposure with respect to certain short-term and long-term debts.
Komatsu operates internationally which expose Komatsu to the foreign exchange risk against existing assets and liabilities and transactions denominated in foreign currencies (principally the U.S. dollar and the Euro). In order to reduce these risks, Komatsu executes forward exchange contracts and option contracts based on its projected cash flow in foreign currencies.
Komatsu is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments, but Komatsu does not expect any counterparties to fail to meet their obligations because of the high credit rating of the counterparties. Komatsu has not held any derivative instruments which consisted credit-risk-related contingent features.
Fair Value Hedges
Komatsu uses derivative financial instruments designated as fair value hedges to manage primarily interest rate and foreign exchange risks associated with debt obligations. Principally interest rate swaps and cross-currency swaps are used to hedge such risk for debt obligations. Changes in fair value of the hedged debt obligations and derivative instruments designated as fair value hedge are offset and recognized in other income (expenses). For the years ended March 31, 2010, 2009 and 2008, hedge ineffectiveness resulting from fair value hedging activities was not material to Komatsu’s result of operations. During the same period, no fair value hedges were discontinued.
Cash Flow Hedges
Komatsu uses derivative financial instruments designated as cash flow hedges to manage Komatsu’s foreign exchange risks associated with forecasted transactions and Komatsu’s interest risks associated with debt obligations. For transactions denominated in foreign currencies, Komatsu typically hedges forecasted and firm commitment exposures to the variability in cash flow basically up to one year. For the variable rate debt obligations, Komatsu enters into interest rate swap contracts to manage the changes in cash flows. Komatsu records the changes in fair value of derivative instruments designated as cash flow hedges in other comprehensive income (loss). These amounts are reclassified into earnings through other income (expenses) when the hedged items impact earnings. Approximately ¥186 million ( $2,000 thousand) of existing income included in accumulated other comprehensive income (loss) at March 31, 2010 will be reclassified into earnings within twelve months from that date. No cash flow hedges were discontinued during the years ended March 31, 2010 as a result of anticipated transactions that are no longer probable of occurring.
Undesignated Derivative Instruments
Komatsu has entered into interest rate swap contracts not designated as hedging instruments under ASC 815, “Derivatives and Hedging” as a means of managing Komatsu’s interest rate exposures for short-term and long-term debts. Forward contracts and option contracts not designated as hedging instruments under ASC815 are also used to hedge certain foreign currency exposures. The changes in fair value of such instruments are recognized currently in earnings.
Notional Principal Amounts of Derivative Financial Instruments
Notional principal amounts of derivative financial instruments outstanding at March 31, 2010 and 2009 are as follows.

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Forwards and options:
Sale of foreign currencies	¥40,209	¥30,868	$432,355
Purchase of foreign currencies	48,809	48,424	524,828
Option contracts (purchased)	949	1,011	10,204
Interest rate swap, cross- currency swap and interest rate cap agreements	184,487	226,754	1,983,731
Fair value of derivative instruments at March 31, 2010 and 2009 on the consolidated balance sheets are as follows:

	Millions of yen
	2010
	Derivative Assets		Derivative Liabilities
Derivative instruments designated	Location on the consolidated	Estimated	Location on the consolidated	Estimated
as hedging instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	¥73	Deferred income taxes and other current liabilities	¥830
Interest rate swaps, cross-currency swap and interest rate cap agreements	Deferred income taxes and other current assets	354	Deferred income taxes and other current liabilities	734
	Deferred income taxes and other assets	99	Deferred income taxes and other liabilities	—

Total		¥526		¥1,564

	Derivative Assets		Derivative Liabilities
	Location on the consolidated	Estimated	Location on the consolidated	Estimated
Undesignated derivative instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	¥90	Deferred income taxes and other current liabilities	¥1,248
Option contracts	Deferred income taxes and other current assets	18	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swap and interest rate cap agreements	Deferred income taxes and other current assets	1,730	Deferred income taxes and other current liabilities	915
	Deferred income taxes and other assets	6,989	Deferred income taxes and other liabilities	901

Total		¥8,827		¥3,064

Total Derivative Instruments		¥9,353		¥4,628

	Millions of yen
	2009
	Derivative Assets		Derivative Liabilities
Derivative instruments designated	Location on the consolidated	Estimated	Location on the consolidated	Estimated
as hedging instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	¥278	Deferred income taxes and other current liabilities	¥430
	Deferred income taxes and other assets	8	Deferred income taxes and other liabilities	—
Interest rate swaps, cross-currency swap and interest rate cap agreements	Deferred income taxes and other current assets	2,351	Deferred income taxes and other current liabilities	—
	Deferred income taxes and other assets	5,709	Deferred income taxes and other liabilities	—

Total		¥8,346		¥430

	Derivative Assets		Derivative Liabilities
	Location on the consolidated	Estimated	Location on the consolidated	Estimated
Undesignated derivative instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	¥1,016	Deferred income taxes and other current liabilities	¥1,387
Option contracts	Deferred income taxes and other current assets	19	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swap and interest rate cap agreements	Deferred income taxes and other current assets	766	Deferred income taxes and other current liabilities	980
	Deferred income taxes and other assets	1,704	Deferred income taxes and other liabilities	3,058

Total		¥3,505		¥5,425

Total Derivative Instruments		¥11,851		¥5,855

	Thousands of U.S. dollars
	2010
	Derivative Assets		Derivative Liabilities
Derivative instruments designated	Location on the consolidated	Estimated	Location on the consolidated	Estimated
as hedging instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	$785	Deferred income taxes and other current liabilities	$8,925
Interest rate swaps, cross-currency swap and interest rate cap agreements	Deferred income taxes and other current assets	3,806	Deferred income taxes and other current liabilities	7,892
	Deferred income taxes and other assets	1,065	Deferred income taxes and other liabilities	—

Total		$5,656		$16,817

	Derivative Assets		Derivative Liabilities
	Location on the consolidated	Estimated	Location on the consolidated	Estimated
Undesignated derivative instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	$968	Deferred income taxes and other current liabilities	$13,419
Option contracts	Deferred income taxes and other current assets	194	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swap and interest rate cap agreements	Deferred income taxes and other current assets	18,602	Deferred income taxes and other current liabilities	9,839
	Deferred income taxes and other assets	75,150	Deferred income taxes and other liabilities	9,688

Total		$94,914		$32,946

Total Derivative Instruments		$100,570		$49,763

The effects of derivative instruments on the consolidated statements of income for the year ended March 31, 2010 and 2009 are as follows:
Derivative instruments designated as fair value hedging relationships

	Millions of yen
	2010
	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	recognized in income	recognized in income	recognized in income	recognized in income
	on derivatives	on derivatives	on hedged items	on hedged items
Interest rate swaps, cross-currency swap and interest rate cap agreements	Other income (expenses), net: Other, net	¥(270)	Other income (expenses), net: Other, net	¥355

Total		¥(270)		¥355

	Millions of yen
	2009
	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	recognized in income	recognized in income	recognized in income	recognized in income
	on derivatives	on derivatives	on hedged items	on hedged items
Interest rate swaps, cross-currency swap and interest rate cap agreements	Other income (expenses), net: Other, net	¥7,910	Other income (expenses), net: Other, net	¥(6,958)

Total		¥7,910		¥(6,958)

	Thousands of U.S. dollars
	2010
	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	recognized in income	recognized in income	recognized in income	recognized in income
	on derivatives	on derivatives	on hedged items	on hedged items
Interest rate swaps, cross-currency swap and interest rate cap agreements	Other income (expenses), net: Other, net	$(2,903)	Other income (expenses), net: Other, net	$3,817

Total		$(2,903)		$3,817

Derivative instruments designated as cash flow hedging relationships

	Millions of yen
	2010
				Ineffective portion and amount
	Effective portion			excluded from effectiveness testing
	Amount of	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses) reclassified	gains (losses) reclassified	gains (losses)	gains (losses)
	recognized in	from accumulated	from accumulated	recognized in income	recognized in income
	OCI on derivatives	OCI into income	OCI into income	on derivatives	on derivatives
Forwards contracts	¥363	Other income (expenses), net: Other, net	¥532	—	¥—
Interest rate swaps, cross-currency swap and interest rate cap agreements	1,758	Other income (expenses), net: Other, net	89	—	—

Total	¥2,121		¥621		¥—

	Millions of yen
	2009
				Ineffective portion and amount
	Effective portion			excluded from effectiveness testing
	Amount of	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses) reclassified	gains (losses) reclassified	gains (losses)	gains (losses)
	recognized in	from accumulated	from accumulated	recognized in income	recognized in income
	OCI on derivatives	OCI into income	OCI into income	on derivatives	on derivatives
Forwards contracts	¥790	Other income (expenses), net: Other, net	¥2,892	—	¥—
Interest rate swaps, cross-currency swap and interest rate cap agreements	65	—	—	—	—

Total	¥855		¥2,892		¥—

	Thousands of U.S. dollars
	2010
				Ineffective portion and amount
	Effective portion			excluded from effectiveness testing
	Amount of	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses) reclassified	gains (losses) reclassified	gains (losses)	gains (losses)
	recognized in	from accumulated	from accumulated	recognized in income	recognized in income
	OCI on derivatives	OCI into income	OCI into income	on derivatives	on derivatives
Forwards contracts	$3,903	Other income (expenses), net: Other, net	$5,720	—	$—
Interest rate swaps, cross-currency swap and interest rate cap agreements	18,903	Other income (expenses), net: Other, net	957	—	—

Total	$22,806		$6,677		$—

*	OCI stands for other comprehensive income (loss).
Derivative instruments not designated as hedging instruments relationships

	Millions of yen
	2010
	Location of gains (losses) recognized	Amount of gains (losses) recognized
	in income on derivatives	in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	¥(972)
Option contracts	Other income (expenses), net: Other, net	3
Interest rate swaps, cross-currency swap and interest rate cap agreements	Cost of sales	(580)
	Other income (expenses), net: Other, net	1,900

Total		¥351

	Millions of yen
	2009
	Location of gains (losses) recognized	Amount of gains (losses) recognized
	in income on derivatives	in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	¥846
Option contracts	Other income (expenses), net: Other, net	(7)
Interest rate swaps, cross-currency swap and interest rate cap agreements	Cost of sales	94
	Other income (expenses), net: Other, net	(2,771)

Total		¥(1,838)

	Thousands of U.S. dollars
	2010
	Location of gains (losses) recognized	Amount of gains (losses) recognized
	in income on derivatives	in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	$(10,452)
Option contracts	Other income (expenses), net: Other, net	32
Interest rate swaps, cross-currency swap and interest rate cap agreements	Cost of sales	(6,236)
	Other income (expenses), net: Other, net	20,430

Total		$3,774

The Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2010
The Fair Value of Financial Instruments [Abstract]
The Fair Value of Financial Instruments
21. The Fair Value of Financial Instruments
(1) Cash and Cash Equivalents, Time Deposits, Trade Notes and Accounts Receivable, Other Current Assets, Short-Term Debt, Trade Notes, Bills and Accounts Payables, and Other Current Liabilities
The carrying amount approximates fair value because of the short maturity of these instruments.
(2) Investment Securities, Marketable Equity Securities
The fair values of investment securities available for sale for which it is practicable to estimate fair value are based on quoted market prices and are recognized on the accompanying consolidated balance sheets.
(3) Long-Term Trade Receivables, Including Current Portion
The fair values of long-term trade receivables are based on the present value of future cash flows through maturity, discounted using estimated current interest rates. The fair values computed on such a basis approximate the carrying amounts (Note 5).
(4) Long-Term Debt, Including Current Portion
The fair values of each of the long-term debts are based on the quoted price in the most active market or the present value of future cash flows associated with each instrument discounted using the current borrowing rate for similar debt of comparable maturity.
(5) Derivatives
The fair values of derivative financial instruments, consisting principally of foreign exchange contracts and interest swap agreements, are estimated by obtaining quotes from brokers and are recognized on the accompanying consolidated balance sheets.
The carrying amounts and the estimated fair values of the financial instruments, including financial instruments not qualifying as hedge, as of March 31, 2010 and 2009, are summarized as follows:

	Millions of yen				Thousands of U.S. dollars
	2010		2009		2010
	Carrying	Estimated	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value	amount	fair value
Investment securities, marketable equity securities	¥47,178	¥47,178	¥37,066	¥37,066	$507,290	$507,290
Long-term debt, including current portion	462,941	460,916	379,768	376,108	4,977,860	4,956,086
Derivatives:
Forwards and options
Assets	181	181	1,321	1,321	1,947	1,947
Liabilities	2,078	2,078	1,817	1,817	22,344	22,344
Interest rate swap, cross-currency swap and interest rate cap agreements
Assets	9,172	9,172	10,530	10,530	98,623	98,623
Liabilities	2,550	2,550	4,038	4,038	27,419	27,419
Limitations
Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could affect the estimates.

Fair value measurements	12 Months Ended
Mar. 31, 2010
Fair Value Measurements [Abstract]
Fair value measurements
22. Fair value measurements
ASC 820, “Fair Value Measurements and Disclosures” defines that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The three levels of inputs used to measure fair value are as follows:

Level 1	—	Quoted prices in active markets for identical assets or liabilities

Level 2	—	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly

Level 3	—	Unobservable inputs for the assets or liabilities
Assets and liabilities that are measured at fair value on a recurring basis
The fair value hierarchy levels of assets and liabilities that are measured at fair value on a recurring basis at March 31, 2010 and 2009 are as follows:

	Millions of yen
At March 31, 2010	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥26,147	¥—	¥—	¥26,147
Financial service industry	18,935	—	—	18,935
Other	2,096	—	—	2,096
Derivatives
Forward contracts	—	163	—	163
Option contracts	—	18	—	18
Interest rate swaps, cross currency swap and interest rate cap agreements	—	9,172	—	9,172
Other	—	—	—	—

Total Assets	¥47,178	¥9,353	¥—	¥56,531

Liabilities
Derivatives
Forward contracts	¥—	¥2,078	¥—	¥2,078
Interest rate swaps, cross currency swap and interest rate cap agreements	—	2,550	—	2,550
Other	—	22,839	2,280	25,119

Total Liabilities	¥—	¥27,467	¥2,280	¥29,747

	Millions of yen
At March 31, 2009	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale	¥37,066	¥—	¥—	¥37,066
Derivatives	—	11,851	—	11,851
Other	—	—	919	919

Total Assets	¥37,066	¥11,851	¥919	¥49,836

Liabilities
Derivatives	¥—	¥5,855	¥—	¥5,855
Other	—	—	—	—

Total Liabilities	¥—	¥5,855	¥—	¥5,855

	Thousands of U.S. dollars
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	$281,150	$—	$—	$281,150
Financial service industry	203,602	—	—	203,602
Other	22,538	—	—	22,538
Derivatives
Forward contracts	—	1,753	—	1,753
Option contracts	—	194	—	194
Interest rate swaps, cross currency swap and interest rate cap agreements	—	98,623	—	98,623
Other	—	—	—	—

Total Assets	$507,290	$100,570	$—	$607,860

Liabilities
Derivatives
Forward contracts	$—	$22,344	$—	$22,344
Interest rate swaps, cross currency swap and interest rate cap agreements	—	27,419	—	27,419
Other	—	245,581	24,516	270,097

Total Liabilities	$—	$295,344	$24,516	$319,860

Investment securities available for sale
Marketable equity securities are classified Level 1 in the fair value hierarchy. Marketable equity securities are measured using a market approach based on the quoted market prices in active markets.
Derivatives
Derivatives primarily represent foreign exchange contracts and interest rate swap agreements. The fair value of foreign exchange contracts is based on a valuation model that discounts cash flows resulting from the differential between contract rate and the market-based forward rate and is classified in Level 2 in the fair value hierarchy. The fair value of interest rate swap agreements is based on a valuation model that discounts cash flows based on the terms of the contract and the swap curves and is classified in Level 2 in the fair value hierarchy.
Other
Other primarily represents the retained interests in securitizations of accounts receivables and loans which are measured at fair value. The fair value of retained interest in securitizations of accounts receivables is based on a valuation model using the present value of expected future cash flows using discount, prepayment and loss rates based on current market conditions and the historical performance of comparable receivables and is classified in Level 3 in the fair value hierarchy. The fair value of loans is based on a valuation model based on market yield curve data and credit spread data and is classified in Level 2 in the fair value hierarchy. The credit spread data was obtained through use of credit default swaps for each counterparty.
The following table summarizes information about changes of Level 3 for the year ended March 31, 2010 and 2009:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Balance at beginning of year	¥919	¥3,015	$9,882
Total gains or losses (realized/unrealized)	1,543	355	16,591
Included in earnings	1,605	349	17,258
Included in other comprehensive income (loss)	(62)	6	(667)
Purchases, issuances and settlements	(4,742)	(2,451)	(50,989)

Balance at end of year	¥(2,280)	¥919	$(24,516)

The amount of unrealized losses on classified in Level 3 assets recognized in earnings for the year ended March 31, 2010 and 2009 related to assets still held at March 31, 2010 and 2009 were gains of ¥1,605 million ( $17,258 thousand) and losses of ¥678 million, respectively. These gains and losses were reported in other income (expense), net of the consolidated statement of income.
Assets and liabilities that are measured at fair value on a non-recurring basis
Komatsu measured certain long-lived assets at fair value, which is classified as Level 2 in the fair value hierarchy, as of March 31, 2010. As a result, Komatsu recognized impairment loss of ¥3,332 million ( $35,828 thousand) for the year ended March 31, 2010, which is reported in impairment loss on long-lived assets of the consolidated statement of income.

Business Segment Information	12 Months Ended
Mar. 31, 2010
Business Segment Information [Abstract]
Business Segment Information
23. Business Segment Information
Komatsu has two operating segments: 1) Construction, Mining and Utility Equipment 2) Industrial Machinery and Others.
Segment profit is determined by Management in a manner that is consistent with Japanese accounting principles by subtracting the cost of sales and selling, general and administrative expenses from net sales attributed to the operating segment. Segment profit excludes certain general corporate administration and finance expenses, such as costs of executive management, corporate development, corporate finance, human resources, internal audit, investor relations, legal and public relations. Segment profit also excludes certain non-recurring charges which may otherwise relate to operating segments, including impairments of long lived assets and goodwill.
The following tables present certain information regarding Komatsu’s operating segments and geographic information at March 31, 2010, 2009 and 2008, and for the years then ended:

				Thousands of
	Millions of yen			U.S. dollars
Operating segments:	2010	2009	2008	2010
Net sales:
Construction, Mining and Utility Equipment—
Customers	¥1,268,575	¥1,744,733	¥2,048,711	$13,640,591
Intersegment	2,690	4,653	6,127	28,925

Total	1,271,265	1,749,386	2,054,838	13,669,516
Industrial Machinery and Others—
Customers	162,989	277,010	194,312	1,752,570
Intersegment	15,619	26,389	23,376	167,946

Total	178,608	303,399	217,688	1,920,516
Elimination	(18,309)	(31,042)	(29,503)	(196,871)

Consolidated	¥1,431,564	¥2,021,743	¥2,243,023	$15,393,161

Segment profit:
Construction, Mining and Utility Equipment	¥83,061	¥180,455	¥317,895	$893,129
Industrial Machinery and Others	2,998	12,891	19,947	32,237

Total	86,059	193,346	337,842	925,366
Corporate expenses and elimination	(5,340)	(4,688)	(3,256)	(57,420)

Consolidated segment profit	80,719	188,658	334,586	867,946
Impairment loss on long-lived assets	3,332	16,414	2,447	35,828
Impairment loss on goodwill	—	2,003	2,870	—
Other operating income (expenses)	(10,352)	(18,293)	3,581	(111,312)
Operating income	67,035	151,948	332,850	720,806
Interest and dividend income	6,158	8,621	10,265	66,215
Interest expense	(8,502)	(14,576)	(16,699)	(91,419)
Other, net	288	(17,211)	(4,206)	3,097

Consolidated income from continuing operations before income taxes and equity in earnings of affiliated companies	¥64,979	¥128,782	¥322,210	$698,699

Segment assets:
Construction, Mining and Utility Equipment	¥1,682,542	¥1,639,720	¥1,738,481	$18,091,850
Industrial Machinery and Others	207,551	254,200	283,427	2,231,731
Corporate assets and elimination	68,962	75,139	83,238	741,527

Consolidated	¥1,959,055	¥1,969,059	¥2,105,146	$21,065,108

Depreciation and amortization:
Construction, Mining and Utility Equipment	¥82,508	¥87,260	¥69,738	$887,183
Industrial Machinery and Others	7,707	9,981	4,890	82,871

Consolidated	¥90,215	¥97,241	¥74,628	$970,054

Capital investment:
Construction, Mining and Utility Equipment	¥92,979	¥152,803	¥141,184	$999,774
Industrial Machinery and Others	3,212	9,709	4,546	34,538

Consolidated	¥96,191	¥162,512	¥145,730	$1,034,312

Business categories and principal products and services included in each operating segment are as follows:
a)
Construction, Mining and Utility Equipment Excavating equipment, loading equipment, grading and roadbed preparation equipment, hauling equipment, forestry equipment, tunneling machines, recycling equipment, industrial vehicles, other equipment, engines and components, casting products and logistics

b)	Industrial Machinery and Others Metal forging and stamping presses, sheet-metal machines, machine tools, defense systems, temperature-control equipment and others
Transfers between segments are made at estimated arm’s length prices.
Segment assets are those assets used in the operations of each segment. Unallocated corporate assets consist primarily of cash and cash equivalents and marketable investment securities maintained for general corporate purposes.
Amortization for the years ended March 31, 2010, 2009 and 2008 does not include amortization of long-term prepaid expenses of ¥1,104 million ( $11,871 thousand), ¥1,113 million and ¥1,036 million. The term “Capital investment” should be distinguished from the term “Capital expenditures” as used in the consolidated statements of cash flows. The term “Capital investment” is defined to refer to the acquisition of property, plant and equipment including properties under capital leases on an accrual basis which reflects the effects of timing differences between acquisition dates and payment dates.
Impairment loss on long-lived assets and goodwill included in each segment asset for the years ended March 31, 2010, 2009 and 2008 are as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2010	2009	2008	2010
Impairment loss on long-lived assets
Construction, Mining and Utility Equipment	¥3,063	¥13,998	¥1,282	$32,936
Industrial Machinery and Others	269	2,416	1,165	2,892

Total	¥3,332	¥16,414	¥2,447	$35,828

Impairment loss on goodwill
Construction, Mining and Utility Equipment	¥—	¥2,003	¥2,870	$—
Industrial Machinery and Others	—	—	—	—

Total	¥—	¥2,003	¥2,870	$—

Geographic information:
Net sales to customers recognized by sales destination for the years ended March 31, 2010, 2009 and 2008 are as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2010	2009	2008	2010
Net sales to customers:
Japan	¥323,813	¥452,172	¥505,185	$3,481,860
The Americas	323,984	503,450	541,160	3,483,699
Europe and CIS	127,377	284,029	427,679	1,369,645
China	270,870	236,226	189,902	2,912,581
Asia (excluding Japan, China) and Oceania	299,864	335,574	348,462	3,224,344
Middle East and Africa	85,656	210,292	230,635	921,032

Consolidated net sales	¥1,431,564	¥2,021,743	¥2,243,023	$15,393,161

Net sales recognized by geographic origin and property, plant and equipment at March 31, 2010, 2009 and 2008, and for the years then ended are as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2010	2009	2008	2010
Net sales to customers:
Japan	¥498,568	¥831,569	¥813,198	$5,360,946
U.S.A.	311,170	469,047	526,821	3,345,914
Europe and CIS	141,510	269,139	420,778	1,521,613
Others	480,316	451,988	482,226	5,164,688

Total	¥1,431,564	¥2,021,743	¥2,243,023	$15,393,161

Property, plant and equipment:
Japan	¥380,592	¥400,554	¥363,646	$4,092,387
U.S.A.	62,637	68,170	65,225	673,516
Europe and CIS	35,811	28,207	36,664	385,065
Others	46,060	28,531	25,611	495,269

Total	¥525,100	¥525,462	¥491,146	$5,646,237

Other than in Japan, U.S.A. and China, no individual country had a material impact on net sales to customers. Net sales to customers in China for the years ended March 31, 2010, 2009 and 2008 are ¥238,102 million ( $2,560,237 thousand), ¥174,466 million and ¥169,399 million, respectively, which are included in others area.
There were no sales to a single major external customer for the years ended March 31, 2010, 2009 and 2008.
The following information shows net sales and segment profit recognized by geographic origin for the years ended March 31, 2010, 2009 and 2008. The following supplemental information is provided to comply with disclosure requirements of the Japanese Financial Instruments and Exchange Law, which a Japanese public company is subject to:

				Thousands of
	Millions of yen			U.S. dollars
	2010	2009	2008	2010
Net sales:
Japan—
Customers	¥498,568	¥831,569	¥813,198	$5,360,946
Intersegment	218,151	380,880	479,116	2,345,710

Total	716,719	1,212,449	1,292,314	7,706,656
The Americas—
Customers	311,170	469,047	526,821	3,345,914
Intersegment	36,547	42,774	40,422	392,978

Total	347,717	511,821	567,243	3,738,892
Europe and CIS—
Customers	141,510	269,139	420,778	1,521,613
Intersegment	21,100	25,259	31,444	226,882

Total	162,610	294,398	452,222	1,748,495
Others—
Customers	480,316	451,988	482,226	5,164,688
Intersegment	9,940	29,262	35,661	106,882

Total	490,256	481,250	517,887	5,271,570
Elimination	(285,738)	(478,175)	(586,643)	(3,072,452)

Consolidated	¥1,431,564	¥2,021,743	¥2,243,023	$15,393,161

Segment profit (loss):
Japan	¥(19,783)	¥37,876	¥173,063	$(212,721)
The Americas	33,982	52,133	56,667	365,398
Europe and CIS	10,460	22,279	44,088	112,473
Others	60,151	61,008	68,204	646,785
Corporate and elimination	(4,091)	15,362	(7,436)	(43,989)

Consolidated	¥80,719	¥188,658	¥334,586	$867,946

Segment assets:
Japan	¥1,129,391	¥1,194,694	¥1,282,182	$12,143,989
The Americas	417,423	426,772	441,499	4,488,420
Europe and CIS	196,469	206,955	290,008	2,112,570
Others	482,424	350,822	328,741	5,187,355
Corporate assets and elimination	(266,652)	(210,184)	(237,284)	(2,867,226)

Consolidated	¥1,959,055	¥1,969,059	¥2,105,146	$21,065,108

Overseas sales:
The Americas	¥323,984	¥503,450	¥541,160	$3,483,699
Europe and CIS	127,377	284,029	427,679	1,369,645
Others	656,390	782,092	768,999	7,057,957

Total	¥1,107,751	¥1,569,571	¥1,737,838	$11,911,301

Transfers between segments are made at estimated arm’s length prices. Segment assets are those assets used in the operations of each segment. Unallocated corporate assets consist primarily of cash and cash equivalents and marketable investment securities maintained for general corporate purposes.

Supplementary Information to Balance Sheets	12 Months Ended
Mar. 31, 2010
Supplementary Information to Balance Sheets [Abstract]
Supplementary Information to Balance Sheets
24. Supplementary Information to Balance Sheets
At March 31, 2010 and 2009, deferred income taxes and other current assets were comprised of the following:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Prepaid expenses	¥3,804	¥4,253	$40,904
Short-term loans receivable:
Affiliated companies	2,222	2,994	23,892
Other	914	766	9,828

Total	¥3,136	¥3,760	$33,720

Deferred income taxes	43,390	37,749	466,559
Other	62,121	85,612	667,968

Total	¥112,451	¥131,374	$1,209,151

At March 31, 2010 and 2009, deferred income taxes and other current liabilities were comprised of the following:

			Thousands of
	Millions of yen		U.S. dollars
	2010	2009	2010
Accrued expenses	¥82,449	¥81,133	$886,548
Deferred income taxes	128	228	1,376
Other	100,747	117,984	1,083,302

Total	¥183,324	¥199,345	$1,971,226

Supplementary Information to Statements of Income	12 Months Ended
Mar. 31, 2010
Supplementary Information to Statements of Income [Abstract]
Supplementary Information to Statements of Income
25. Supplementary Information to Statements of Income
The following information shows research and development expenses and advertising costs, for the years ended March 31, 2010, 2009 and 2008. Research and development expenses and advertising costs are charged to expense as incurred and are included in cost of sales and selling, general and administrative expenses in consolidated statements of income.

				Thousands of
	Millions of yen			U.S. dollars
	2010	2009	2008	2010
Research and development expenses	¥46,449	¥53,736	¥49,673	$499,452
Advertising costs	2,417	4,678	4,410	25,989
Shipping and handling costs included in selling, general and administrative expenses for the years ended March 31, 2010, 2009 and 2008, were as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2010	2009	2008	2010
Shipping and handling costs	¥25,697	¥46,264	¥51,827	$276,312
For the fiscal year ended March 31, 2010 and 2009, Komatsu recognized an impairment loss of ¥3,332 million ( $35,828 thousand) and ¥16,414 million, related to property, plant and equipment and intangible assets subject to amortization at the Company and certain subsidiaries, as profitability of the assets of each subsidiary was expected to be low in the future and Komatsu estimated the carrying amounts would not be recovered by the future cash flows. For the fiscal year ended March 31, 2009, an impairment loss recognized is mainly ¥4,730 million for Mooka plant in the construction, mining and utility equipment segment and ¥1,808 million for Komatsu plant in the industrial machinery and others, due to reorganization and shut down of plants.
Other operating income (expenses), net for the years ended March 31, 2010, 2009 and 2008, were comprised of the following:

				Thousands of
	Millions of yen			U.S. dollars
	2010	2009	2008	2010
Gain on sale of property	¥1,036	¥630	¥3,169	$11,140
Loss on disposal or sale of fixed assets	(2,907)	(5,922)	(3,313)	(31,258)
Other*	(8,481)	(13,001)	3,725	(91,194)

Total	¥(10,352)	¥(18,293)	¥3,581	$(111,312)

*
For the fiscal year ended March 31, 2010 and 2009, the Company and certain subsidiaries recognized expenses associated with structural reforms of production and sales operations. Out of the expenses, reorganization costs of ¥8,883 million ( $95,516 thousand) and 13,926 million such as wind down and relocation costs related to the integration of facilities were included in other, except the expenses included in impairment loss on long-lived assets and impairment loss on goodwill of the consolidated statements of income.

Other income (expenses), net for the years ended March 31, 2010, 2009 and 2008, were comprised of the following:

				Thousands of
	Millions of yen			U.S. dollars
	2010	2009	2008	2010
Interest income-
Installment receivables	¥1,206	¥1,843	¥2,107	$12,968
Other	3,785	5,242	6,659	40,699
Dividends	1,167	1,536	1,499	12,548
Interest expense	(8,502)	(14,576)	(16,699)	(91,419)
Net gain (loss) from sale of investment securities	679	(3,543)	(289)	7,301
Exchange gain (loss), net	1,066	(11,802)	(3,467)	11,462
Other	(1,457)	(1,866)	(450)	(15,666)

Total	¥(2,056)	¥(23,166)	¥(10,640)	$(22,107)

Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2010
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
26. Valuation and Qualifying Accounts
Valuation and qualifying accounts deducted from assets to which they apply:

				Thousands of
	Millions of yen			U.S. dollars
Allowance for doubtful receivables	2010	2009	2008	2010
Balance at beginning of fiscal period	¥15,330	¥11,470	¥11,808	$164,839
Additions
Charged to costs and expenses	7,457	7,091	3,003	80,183
Charged to other accounts	957	23	208	10,290
Deductions	8,803	3,254	3,549	94,656

Balance at end of fiscal period	¥14,941	¥15,330	¥11,470	$160,656

Deductions were principally collectible or uncollectible accounts and notes charged to the allowance.

				Thousands of
	Millions of yen			U.S. dollars
Valuation allowance for deferred tax assets	2010	2009	2008	2010
Balance at beginning of fiscal period	¥31,420	¥22,435	¥30,879	$337,849
Additions
Charged to costs and expenses	21,784	19,784	2,743	234,237
Charged to other accounts	8	587	945	86
Deductions	4,131	11,386	12,132	44,419

Balance at end of fiscal period	¥49,081	¥31,420	¥22,435	$527,753

Deductions were principally realization or expiration of net operating loss carryforwards.